                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09037

                            Nuveen Investment Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                        Date of fiscal year end: September 30
                                                 ------------

                    Date of reporting period:  March 31, 2006
                                              ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        NUVEEN INVESTMENTS MUTUAL FUNDS

                     Semiannual Report  Attractive Monthly Income and
                  dated March 31, 2006  Portfolio Diversification Potential

                                    [GRAPHIC]



                           Nuveen Investments
                           Taxable Bond Funds

                           Nuveen Short Duration Bond Fund
                           Nuveen Core Bond Fund
                           Nuveen High Yield Bond Fund

[LOGO] Nuveen Investments

                                    [GRAPHIC]



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                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

[LOGO]

                              -------------------------------------------------
Must be preceded by or        NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
accompanied by a prospecuts.

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

I am pleased to report that over the 6-month period covered by this report your Fund continued to provide you with attractive monthly income. For more details about the performance and management strategy of your Fund, please read the Portfolio Manager's Comments and Fund Spotlight sections of this report.

In addition to providing regular income, a bond investment like your Fund also may help you achieve and benefit from greater portfolio diversification - a potential way to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the internet. You may also help your Fund reduce expenses. Sign up is quick and easy - just follow the step-by-step instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

May 15, 2006



                                "In addition to
                               providing regular
                                income, a bond
                             investment like your
                              Fund also may help
                                you achieve and
                benefit from greater portfolio diversification
                             - a potential way to
                              reduce some of the
                                risk that comes
                               with investing."


                           Semiannual Report  Page 1

  Portfolio Manager's Comments

  Nuveen Short Duration Bond Fund, Nuveen Core Bond Fund and Nuveen High Yield Bond Fund

  The Nuveen Short Duration, Core, and High Yield Bond Funds feature portfolio management by Nuveen Asset Management. We recently spoke with Andrew Stenwall, Managing Director, Taxable Fixed Income, and the Funds' portfolio manager, about the performance and management of the Funds during the six-month reporting period ended March 31, 2006.

--------------------------------------------------------------------------------


How did the Funds perform during the six-month reporting period?

The nearby chart provides total-return performance information for the three Funds for the six-month, one-year and since-inception periods ended March 31, 2006. Each Fund's total return performance is compared with its corresponding benchmark and Lipper peer fund category.

The Short Duration Bond Fund's Class A return on net asset value modestly outperformed its benchmark over these six months, while the Core Bond Fund's Class A NAV return essentially matched its benchmark's return. Both Funds' returns slightly beat the average results of their Lipper peer groups. As short-term interest rates continued to rise over the period, we were able to roll maturing short-term debt into higher-yielding securities, which produced more income for the Funds.

The High Yield Bond Fund enjoyed strong relative performance during the six-month period, with its Class A return on net asset value outperforming its benchmark and Lipper peer group average. Yield spreads - the gap between yields offered by lower-rated securities and U.S. Treasury notes of comparable duration - tightened modestly during the period, which helped the performance of many lower-rated securities. In addition, the generally higher coupons offered by high-yield bonds helped augment income. The High Yield Fund benefited most from some of its lowest-rated holdings, especially those securities with credit ratings of CCC and below. Many of these securities had a rebound in prices toward the end of 2005, which helped their returns over the six-month period.


What strategies were used to manage the Funds during the period, and how did these strategies influence performance?

We manage the Short Duration Bond Fund and the Cord Bond Fund with similar basic strategies. For each Fund, we focus on pursuing a variety of portfolio management ideas that we believe may add value for our shareholders. These strategies include overweighting or underweighting certain sectors, seeking or avoiding specific holdings, and judicious use of derivative securities to exploit opportunities we perceive in the market.

In the High Yield Bond Fund, we pursue a more bottom-up, security-specific strategy in an attempt to find bonds that we believe will perform well under current and anticipated market conditions. This Fund has more ability than the other two Funds to take more concentrated positions in attractive sectors or industries.

In addition, the holdings in each portfolio vary based on each Fund's investment objective. The High Yield Bond Fund, for example, includes a higher percentage of lower-rated bonds, while the Short Duration Bond Fund tends to own a greater concentration of bonds with shorter effective maturities that have relatively less interest-rate sensitivity. The Core Bond Fund focuses on a broader range of the market than the other two Funds, which are relatively more specialized.

For all three Funds, investment decisions are based, in part, on our analysis of economic and market conditions. For example, during this reporting period, we continued to believe that credit spreads in many sectors were too tight and we wanted to be prepared if they started to widen in the future. If

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
Total Returns as of 3/31/06
--------------------------------------------------------------------------------

                                                  Average Annual
                                                 -----------------
                                                          Since
                                      Cumulative        inception
                                       6-month   1-year (12/20/04)
                                      ----------------------------
             Nuveen Short Duration
               Bond Fund
              A Shares at NAV              1.23%  2.33%      1.48%
              A Shares at Offer           -0.78%  0.30%     -0.11%
             Lipper Short Investment
               Grade Debt Funds
               Index/1/                    1.14%  2.55%      1.86%
             Citigroup 1-3 Year
               Treasury Index/2/           1.06%  2.30%      1.62%
             -----------------------------------------------------
             Nuveen Core Bond
               Fund
              A Shares at NAV             -0.04%  2.05%      1.04%
              A Shares at Offer           -3.79% -1.78%     -1.92%
             Lipper Intermediate
               Investment Grade
               Debt Funds Index/3/        -0.10%  2.21%      1.38%
             Citigroup Broad
               Investment Grade
               Bond Index/4/              -0.03%  2.40%      1.50%
             -----------------------------------------------------
             Nuveen High Yield Bond
               Fund
              A Shares at NAV              4.03%  7.26%      4.36%
              A Shares at Offer           -0.93%  2.17%      0.48%
             Lipper High Current
               Yield Funds Index/5/        3.58%  7.14%      4.48%
             Citigroup High Yield BB/
               B Index/6/                  3.37%  6.86%      4.41%
             -----------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Maximum sales charges for Class A shares of each Fund are 2.0% for Nuveen Short Duration Bond Fund, 3.75% for Nuveen Core Bond Fund, and 4.75% for Nuveen High Yield Bond Fund. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call
(800) 257-8787.

credit spreads were to widen in the corporate sector, history suggests that longer-term corporate securities are likely to underperform. For this reason, we began during this period to underweight investment-grade corporate bonds relative to their composition in the various benchmark indexes. In order to offset somewhat the negative effect these actions may have if we're wrong about the direction or timing of corporate spread movements, we also looked to include very short duration, higher yielding securities in each of the portfolios in order to augment yield and income.

--------------------------------------------------------------------------------

1The Lipper Short Investment Grade Debt Funds Index represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category for the period ended March 31, 2006. The since inception data for the Lipper index represents returns for the period 12/31/04 - 3/31/06, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.
2The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury
 Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). An index is not available for direct investment.
3The Lipper Intermediate Investment Grade Debt Funds Index represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds Category for the period ended March 31, 2006. The since inception data for the Lipper index represents returns for the period 12/31/04 - 3/31/06, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.
4The Citigroup Broad Investment Grade Bond Index (the "BIG" Index) is an unmanaged index generally considered representative of the U.S. investment grade bond market. An index is not available for direct investment.
5The Lipper High Current Yield Funds Index represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper High Current Yield Funds Category for the period ended March 31, 2006. The since inception data for the Lipper index represents returns for the period 12/31/04 - 3/31/06, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.
6The Citigroup High Yield BB/B Index is a market capitalization-weighted index that comprises all high-yield issues rated BB or B by Standard & Poors for which Citigroup calculates a monthly return. An index is not available for direct investment.

                           Semiannual Report  Page 3

In the Core Bond Fund, we were slightly underweighted relative to our benchmark in mortgage-backed securities (MBS) for most of the period. We believed that increasing volatility (usually a bad thing for MBS) would put pressure on this sector. For most of the period, this was not a successful strategy. However, as volatility increased in March 2006, we overweighted the sector and made some adjustments in the specific bonds we were holding in an attempt to take advantage of the higher volatility and rising interest rates. These actions were successful, causing our MBS performance to be essentially flat to the benchmark for the entire period.

Additionally, in the Short Duration and Core Bond Funds we had positions in currencies and foreign interest rates that generally augmented performance over the course of the period.


                           Semiannual Report  Page 4

  Fund Spotlight as of 3/31/06                   Nuveen Short Duration Bond Fund

================================================================================

               Quick Facts
                                       A Shares C Shares R Shares
               --------------------------------------------------
               NAV                       $19.28   $19.29   $19.25
               --------------------------------------------------
               Latest Monthly Dividend  $0.0710  $0.0585  $0.0750
               --------------------------------------------------
               Inception Date          12/20/04 12/20/04 12/20/04
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 2.00% maximum sales charge. Class C shares have a 1% contingent deferred sales charge (CDSC), also known as a back-end sales charge, for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund's investment adviser.

                        Average Annual Total Returns as of 3/31/06

                        A Shares                  NAV     Offer
                        ------------------------------------------
                        1-Year                  2.33%     0.30%
                        ------------------------------------------
                        Since Inception         1.48%    -0.11%
                        ------------------------------------------

                        C Shares                  NAV
                        ------------------------------------------
                        1-Year                  1.54%
                        ------------------------------------------
                        Since Inception         0.72%
                        ------------------------------------------

                        R Shares                  NAV
                        ------------------------------------------
                        1-Year                  2.45%
                        ------------------------------------------
                        Since Inception         1.61%
                        ------------------------------------------
                        Yields

                        A Shares                  NAV     Offer
                        ------------------------------------------
                        Dividend Yield/2/       4.42%     4.33%
                        ------------------------------------------
                        SEC 30-Day Yield/3/     3.54%     3.47%
                        ------------------------------------------

                        C Shares                  NAV
                        ------------------------------------------
                        Dividend Yield/2/       3.64%
                        ------------------------------------------
                        SEC 30-Day Yield        2.78%
                        ------------------------------------------

                        R Shares                  NAV
                        ------------------------------------------
                        Dividend Yield/2/       4.68%
                        ------------------------------------------
                        SEC 30-Day Yield        3.75%
                        ------------------------------------------

Credit Quality/1/

                                     [CHART]

AAA/U.S. Guaranteed      32.9%
AA                        4.2%
A                        24.8%
BBB                      27.3%
BB or Lower               8.2%
N/R                       2.6%


Portfolio Allocation/1/

                                     [CHART]

Corporate Bonds                                      63.8%
U.S. Government and Agency Obligations               29.2%
Asset-Backed Securities                               3.9%
Sovereign Debt                                        0.5%
Variable Rate Senior Loan Interests                   2.6%


                            Net Assets ($000) $9,627
                            ------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                           Semiannual Report  Page 5

  Fund Spotlight as of 3/31/06                   Nuveen Short Duration Bond Fund

================================================================================

                  Industries/1/
                  U.S. Treasury Bonds/Notes              29.2%
                  --------------------------------------------
                  Electric Utilities                     11.0%
                  --------------------------------------------
                  Health Care Providers & Services        5.2%
                  --------------------------------------------
                  Automobiles                             3.7%
                  --------------------------------------------
                  Media                                   3.2%
                  --------------------------------------------
                  Capital Markets                         3.2%
                  --------------------------------------------
                  Commercial Banks                        3.2%
                  --------------------------------------------
                  Food Products                           3.1%
                  --------------------------------------------
                  Machinery                               2.6%
                  --------------------------------------------
                  Multi-Utilities                         2.3%
                  --------------------------------------------
                  Road & Rail                             2.1%
                  --------------------------------------------
                  Oil, Gas & Consumable Fuels             2.1%
                  --------------------------------------------
                  Diversified Telecommunication Services  2.1%
                  --------------------------------------------
                  Pharmaceuticals                         2.0%
                  --------------------------------------------
                  Chemicals                               1.4%
                  --------------------------------------------
                  Household Durables                      1.4%
                  --------------------------------------------
                  Beverages                               1.3%
                  --------------------------------------------
                  Wireless Telecommunication Services     1.3%
                  --------------------------------------------
                  Other                                  19.6%
                  --------------------------------------------


1As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Hypothetical Performance
                                        Actual Performance          (5% return before expenses)
                                   -----------------------------   -----------------------------

                                    A Shares  C Shares  R Shares    A Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------
Beginning Account Value (10/01/05) $1,000.00 $1,000.00 $1,000.00   $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------
Ending Account Value (3/31/06)     $1,012.30 $1,008.30 $1,012.80   $1,020.64 $1,016.90 $1,021.89
------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.31 $    8.06 $    3.06   $    4.33 $    8.10 $    3.07
------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of .86%, 1.61% and .61% for Classes A, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                           Semiannual Report  Page 6

  Fund Spotlight as of 3/31/06                             Nuveen Core Bond Fund

================================================================================

          Quick Facts
                                  A Shares B Shares C Shares R Shares
          -----------------------------------------------------------
          NAV                       $19.20   $19.21   $19.21   $19.17
          -----------------------------------------------------------
          Latest Monthly Dividend  $0.0760  $0.0635  $0.0635  $0.0800
          -----------------------------------------------------------
          Inception Date          12/20/04 12/20/04 12/20/04 12/20/04
          -----------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 3.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund's investment adviser.

                      Average Annual Total Returns as of 3/31/06

                      A Shares                    NAV    Offer
                      ------------------------------------------
                      1-Year                    2.05%   -1.78%
                      ------------------------------------------
                      Since Inception           1.04%   -1.92%
                      ------------------------------------------

                      B Shares               w/o CDSC   w/CDSC
                      ------------------------------------------
                      1-Year                    1.27%   -2.63%
                      ------------------------------------------
                      Since Inception           0.29%   -2.71%
                      ------------------------------------------

                      C Shares                    NAV
                      ------------------------------------------
                      1-Year                    1.27%
                      ------------------------------------------
                      Since Inception           0.29%
                      ------------------------------------------

                      R Shares                    NAV
                      ------------------------------------------
                      1-Year                    2.17%
                      ------------------------------------------
                      Since Inception           1.17%
                      ------------------------------------------
                      Yields

                      A Shares                    NAV    Offer
                      ------------------------------------------
                      Dividend Yield/2/         4.75%    4.57%
                      ------------------------------------------
                      SEC 30-Day Yield/3/       3.50%    3.37%
                      ------------------------------------------

                      B Shares                    NAV
                      ------------------------------------------
                      Dividend Yield/2/         3.97%
                      ------------------------------------------
                      SEC 30-Day Yield          2.76%
                      ------------------------------------------

                      C Shares                    NAV
                      ------------------------------------------
                      Dividend Yield/2/         3.97%
                      ------------------------------------------
                      SEC 30-Day Yield          2.76%
                      ------------------------------------------

                      R Shares                    NAV
                      ------------------------------------------
                      Dividend Yield/2/         5.01%
                      ------------------------------------------
                      SEC 30-Day Yield          3.77%
                      ------------------------------------------


Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed          56.3%
AA                            3.3%
A                             7.6%
BBB                           7.6%
BB or Lower                  13.2%
N/R                          12.0%


Portfolio Allocation/1/

                                    [CHART]

Corporate Bonds                                    29.3%
U.S. Government and Agency Obligations             23.6%
Asset-Backed and Mortgage-Backed Securities        43.2%
Capital Preferred Securities                        0.3%
Sovereign Debt                                      1.2%
Variable Rate Senior Loan Interests                 2.4%


                            Net Assets ($000) $9,587
                            ------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                           Semiannual Report  Page 7

  Fund Spotlight as of 3/31/06                             Nuveen Core Bond Fund

================================================================================

                  Industries/1/
                  Residentials                           39.8%
                  --------------------------------------------
                  U.S. Treasury Bonds/Notes              23.6%
                  --------------------------------------------
                  Health Care Providers & Services        3.2%
                  --------------------------------------------
                  Diversified Financial Services          3.0%
                  --------------------------------------------
                  Chemicals                               2.7%
                  --------------------------------------------
                  Diversified Telecommunication Services  2.5%
                  --------------------------------------------
                  Oil, Gas & Consumable Fuels             2.4%
                  --------------------------------------------
                  Autos                                   2.2%
                  --------------------------------------------
                  Metals & Mining                         1.5%
                  --------------------------------------------
                  Other                                  19.1%
                  --------------------------------------------


1As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      Hypothetical Performance
                                             Actual Performance                      (5% return before expenses)
                                   --------------------------------------- -   ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares      A Shares  B Shares  C Shares  R Shares
----------------------------------------------------------------------------------------------------------------------
Beginning Account Value (10/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00     $1,000.00 $1,000.00 $1,000.00 $1,000.00
----------------------------------------------------------------------------------------------------------------------
Ending Account Value (3/31/06)     $  999.60 $  995.70 $  995.70 $1,000.00     $1,020.09 $1,016.36 $1,016.36 $1,021.34
----------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.84 $    8.56 $    8.56 $    3.59     $    4.89 $    8.65 $    8.65 $    3.63
----------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of .97%, 1.72%, 1.72% and .72% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                           Semiannual Report  Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 3/31/06                       Nuveen High Yield Bond Fund

================================================================================

          Quick Facts
                                  A Shares B Shares C Shares R Shares
          -----------------------------------------------------------
          NAV                       $19.38   $19.38   $19.38   $19.38
          -----------------------------------------------------------
          Latest Monthly Dividend  $0.1240  $0.1115  $0.1115  $0.1280
          -----------------------------------------------------------
          Inception Date          12/20/04 12/20/04 12/20/04 12/20/04
          -----------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 4.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund's investment adviser.

            Average Annual Total Returns as of 3/31/06

            A Shares                                      NAV  Offer
            --------------------------------------------------------
            1-Year                                      7.26%  2.17%
            --------------------------------------------------------
            Since Inception                             4.36%  0.48%
            --------------------------------------------------------

            B Shares                                 w/o CDSC w/CDSC
            --------------------------------------------------------
            1-Year                                      6.49%  2.51%
            --------------------------------------------------------
            Since Inception                             3.58%  0.59%
            --------------------------------------------------------

            C Shares                                      NAV
            --------------------------------------------------------
            1-Year                                      6.49%
            --------------------------------------------------------
            Since Inception                             3.58%
            --------------------------------------------------------

            R Shares                                      NAV
            --------------------------------------------------------
            1-Year                                      7.60%
            --------------------------------------------------------
            Since Inception                             4.67%
            --------------------------------------------------------
            Yields

            A Shares                                      NAV  Offer
            --------------------------------------------------------
            Dividend Yield/2/                           7.68%  7.32%
            --------------------------------------------------------
            SEC 30-Day Yield/3/                         7.72%  7.35%
            --------------------------------------------------------

            B Shares                                      NAV
            --------------------------------------------------------
            Dividend Yield/2/                           6.90%
            --------------------------------------------------------
            SEC 30-Day Yield                            6.96%
            --------------------------------------------------------

            C Shares                                      NAV
            --------------------------------------------------------
            Dividend Yield/2/                           6.90%
            --------------------------------------------------------
            SEC 30-Day Yield                            6.96%
            --------------------------------------------------------

            R Shares                                      NAV
            --------------------------------------------------------
            Dividend Yield/2/                           7.93%
            --------------------------------------------------------
            SEC 30-Day Yield                            8.05%
            --------------------------------------------------------

Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed             3.2%
BBB                             1.2%
BB or Lower                    90.0%
N/R                             5.6%


Portfolio Allocation/1/

                                    [CHART]

Corporate Bonds                                  91.2%
U.S. Government and Agency Obligations            3.2%
Variable Rate Senior Loan Interests               5.6%


                Net Assets ($000)                        $9,688
                -----------------------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.

                          Semiannual Report l Page 9

  Fund Spotlight as of 3/31/06                       Nuveen High Yield Bond Fund

================================================================================

                    Industries/1/
                    Chemicals                          12.0%
                    ----------------------------------------
                    Machinery                           7.2%
                    ----------------------------------------
                    Health Care Providers and Services  6.7%
                    ----------------------------------------
                    Metals & Mining                     6.2%
                    ----------------------------------------
                    Household Durables                  5.2%
                    ----------------------------------------
                    Building Products                   4.4%
                    ----------------------------------------
                    Oil, Gas & Consumable Fuels         4.4%
                    ----------------------------------------
                    Hotels, Restaurants & Leisure       3.9%
                    ----------------------------------------
                    Textiles Apparel and Luxury Goods   3.5%
                    ----------------------------------------
                    Containers & Packaging              3.3%
                    ----------------------------------------
                    Specialty Retail                    3.3%
                    ----------------------------------------
                    U.S. Treasury Note                  3.2%
                    ----------------------------------------
                    Consumer Finance                    2.8%
                    ----------------------------------------
                    Food Products                       2.8%
                    ----------------------------------------
                    Energy Equipment & Services         2.8%
                    ----------------------------------------
                    Multi-Utilities                     2.7%
                    ----------------------------------------
                    Media                               2.6%
                    ----------------------------------------
                    Electric Utilities                  2.5%
                    ----------------------------------------
                    Aerospace & Defense                 2.5%
                    ----------------------------------------
                    Other                              18.0%
                    ----------------------------------------


1As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      Hypothetical Performance
                                             Actual Performance                      (5% return before expenses)
                                   --------------------------------------- -   ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares      A Shares  B Shares  C Shares  R Shares
----------------------------------------------------------------------------------------------------------------------
Beginning Account Value (10/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00     $1,000.00 $1,000.00 $1,000.00 $1,000.00
----------------------------------------------------------------------------------------------------------------------
Ending Account Value (3/31/06)     $1,040.30 $1,036.10 $1,036.10 $1,041.80     $1,019.40 $1,015.66 $1,015.66 $1,020.64
----------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    5.65 $    9.44 $    9.44 $    4.38     $    5.59 $    9.35 $    9.35 $    4.33
----------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.86%, 1.86% and .86% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND
March 31, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 63.2%

             Aerospace & Defense - 1.1%

   $     100 Raytheon Company                                              6.750%  8/15/07         BBB $     101,598
--------------------------------------------------------------------------------------------------------------------
             Automobiles - 1.0%

         100 DaimlerChrysler NA Holding Corporation                        4.750%  1/15/08          A3        98,640
--------------------------------------------------------------------------------------------------------------------
             Beverages - 1.3%

          25 Constellation Brands, Inc.                                    8.625%  8/01/06          BB        25,375

         100 Miller Brewing Company, 144A                                  4.250%  8/15/08        BBB+        97,612
--------------------------------------------------------------------------------------------------------------------
         125 Total Beverages                                                                                 122,987
--------------------------------------------------------------------------------------------------------------------
             Building Products - 0.3%

          25 Building Materials Corporation of America, Series B           8.000% 10/15/07          B+        25,656
--------------------------------------------------------------------------------------------------------------------
             Capital Markets - 3.2%

         100 ABN AMRO Bank NV Chicago                                      7.125%  6/18/07          A+       102,147

         100 Goldman Sachs Group, Inc.                                     4.125%  1/15/08         Aa3        98,076

         100 Lehamn Brothers Holdings Inc.                                 8.250%  6/15/07          A+       103,190
--------------------------------------------------------------------------------------------------------------------
         300 Total Capital Markets                                                                           303,413
--------------------------------------------------------------------------------------------------------------------
             Chemicals - 1.4%

          25 Airgas, Inc.                                                  9.125% 10/01/11         Ba2        26,594

          25 IMC Global Inc.                                              11.250%  6/01/11          BB        26,719

          25 Lyondell Chemical Company                                    10.875%  5/01/09           B        25,500

          50 PolyOne Corporation                                          10.625%  5/15/10          B+        54,375
--------------------------------------------------------------------------------------------------------------------
         125 Total Chemicals                                                                                 133,188
--------------------------------------------------------------------------------------------------------------------
             Commercial Banks - 3.1%

         100 JP Morgan Chase & Company                                     4.000%  2/01/08         Aa3        97,835

         100 US Bank National Association                                  6.300%  7/15/08         Aa2       102,501

         100 Wachovia Corporation                                          6.250%  8/04/08          A1       101,857
--------------------------------------------------------------------------------------------------------------------
         300 Total Commercial Banks                                                                          302,193
--------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 0.5%

          50 Allied Waste North America, Series B                          8.875%  4/01/08         BB-        52,750
--------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 0.3%

          25 Seagate Technology HDD Holdings, Series 144A                  8.000%  5/15/09         BB+        26,094
--------------------------------------------------------------------------------------------------------------------
             Consumer Finance - 1.0%

         100 Capital One Financial Corporation                             7.250%  5/01/06        Baa1       100,165
--------------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 0.5%

          25 Longview Fibre Company                                       10.000%  1/15/09          B+        26,375

          25 Smurfit-Stone Container Corporation, 144A                     9.750%  2/01/11          B2        25,813
--------------------------------------------------------------------------------------------------------------------
          50 Total Containers & Packaging                                                                     52,188
--------------------------------------------------------------------------------------------------------------------
             Distributors - 0.6%

          50 Earle M. Jorgensen Company                                    9.750%  6/01/12          B1        54,250
--------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services - 1.0%

         100 Credit Suisse First Boston                                    5.750%  4/15/07         Aa3       100,482
--------------------------------------------------------------------------------------------------------------------

----
11

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
March 31, 2006

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 2.1%

   $     100 CenturyTel Inc.                                              4.628%  5/15/07        BBB+ $      98,936

         100 Sprint Capital Corporation, Unsecured Note                   6.125% 11/15/08          A-       101,834
-------------------------------------------------------------------------------------------------------------------
         200 Total Diversified Telecommunication Services                                                   200,770
-------------------------------------------------------------------------------------------------------------------
             Electric Utilities - 10.9%

         100 Cinergy Corporation                                          6.530% 12/16/08         BBB       102,539

          50 Commonwealth Edison Company, Series 99                       3.700%  2/01/08          A-        48,515

         100 Constellation Energy Group                                   6.350%  4/01/07        Baa1       100,891

         100 Florida Power Corporation                                    6.810%  7/01/07          A3       101,572

         100 FPL Group Capital Inc.                                       4.086%  2/16/07          A2        98,962

         100 Niagara Mohawk Power Corporation, Series 1998G               7.750% 10/01/08          A-       105,167

         100 Ohio Edison Company                                          4.000%  5/01/08        Baa2        97,114

         100 PPL Electric Utilities Corporation                           5.875%  8/15/07          A-       100,580

         100 PSE&G Power LLC                                              6.875%  4/15/06        Baa1       100,035

         100 Public Service Electric & Gas Company, Series 2003C          4.000% 11/01/08          A-        96,442

         100 Puget Sound Energy Inc.                                      3.363%  6/01/08         BBB        95,840
-------------------------------------------------------------------------------------------------------------------
       1,050 Total Electric Utilities                                                                     1,047,657
-------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 0.2%

          25 Northwest Pipeline Corporation                               6.625% 12/01/07         Ba2        25,375
-------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 1.0%

         100 General Mills, Inc., Notes                                   5.125%  2/15/07        BBB+        99,860
-------------------------------------------------------------------------------------------------------------------
             Food Products - 3.1%

         100 Campbell Soup Company                                        5.875% 10/01/08           A       101,312

         100 Kellogg Company                                              2.875%  6/01/08        BBB+        94,992

         100 Kraft Foods Inc.                                             5.250%  6/01/07          A3        99,820
-------------------------------------------------------------------------------------------------------------------
         300 Total Food Products                                                                            296,124
-------------------------------------------------------------------------------------------------------------------
             Gas Utilities - 1.1%

         100 Noram Energy Corporation                                     6.500%  2/01/08         BBB       101,527
-------------------------------------------------------------------------------------------------------------------
             Health Care Equipment & Supplies - 1.1%

         100 Baxter International Inc.                                    7.250%  2/15/08          A-       102,873
-------------------------------------------------------------------------------------------------------------------
             Health Care Providers & Services - 2.5%

          50 HCA Inc.                                                     8.850%  1/01/07         BB+        51,335

         100 UnitedHealth Group Inc.                                      3.750%  2/10/09           A        95,910

         100 WellPoint Inc.                                               3.750% 12/14/07        BBB+        97,422
-------------------------------------------------------------------------------------------------------------------
         250 Total Health Care Providers & Services                                                         244,667
-------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 1.1%

         100 Tricon Global Restaurants Inc.                               7.650%  5/15/08         BBB       104,297
-------------------------------------------------------------------------------------------------------------------
             Household Durables - 1.4%

          25 Beazer Homes USA, Inc.                                       8.625%  5/15/11         Ba1        26,250

          50 D.R. Horton, Inc.                                            7.500% 12/01/07        Baa3        51,611

          25 KB Home                                                      9.500%  2/15/11         Ba2        26,281

          25 Toll Corporation                                             8.250%  2/01/11         BB+        26,031
-------------------------------------------------------------------------------------------------------------------
         125 Total Household Durables                                                                       130,173
-------------------------------------------------------------------------------------------------------------------

----
12

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             Independent Power Producers & Energy Traders - 1.0%

   $     100 Duke Energy Corporation                                       4.200% 10/01/08        Baa1 $      97,079
--------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 1.1%

         100 Tyco International Group SA                                   6.125% 11/01/08        BBB+       101,415
--------------------------------------------------------------------------------------------------------------------
             Insurance - 1.0%

         100 Prudential Financial Inc.                                     3.750%  5/01/08           A        96,892
--------------------------------------------------------------------------------------------------------------------
             IT Services - 1.0%

         100 First Data Corporation                                        3.375%  8/01/08          A+        95,622
--------------------------------------------------------------------------------------------------------------------
             Machinery - 2.6%

         100 Caterpillar Financial Services Corporation, Series MTNF       3.800%  2/08/08           A        97,362

          25 Dresser, Inc.                                                 9.375%  4/15/11          B2        26,250

         100 John Deere Capital Corporation, Series 2005D                  4.500%  8/25/08          A-        98,228

          25 Terex Corporation, Senior Subordinated Notes                 10.375%  4/01/11           B        26,500
--------------------------------------------------------------------------------------------------------------------
         250 Total Machinery                                                                                 248,340
--------------------------------------------------------------------------------------------------------------------
             Media - 3.2%

         100 AOL Time Warner Inc.                                          6.150%  5/01/07        BBB+       100,775

         100 Comcast Cable Communications Inc.                             8.375%  5/01/07        BBB+       103,104

         100 Gannett Company Inc.                                          5.500%  4/01/07           A        99,769
--------------------------------------------------------------------------------------------------------------------
         300 Total Media                                                                                     303,648
--------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 0.8%

          25 Steel Dynamics, Inc.                                          9.500%  3/15/09          BB        26,219

          50 United States Steel Corporation                              10.750%  8/01/08         Ba1        55,250
--------------------------------------------------------------------------------------------------------------------
          75 Total Metals & Mining                                                                            81,469
--------------------------------------------------------------------------------------------------------------------
             Multiline Retail - 1.1%

         100 Federated Department Stores, Inc.                             6.625%  9/01/08        Baa1       102,793
--------------------------------------------------------------------------------------------------------------------
             Multi-Utilities - 2.3%

         100 MidAmerican Energy Holdings Company                           3.500%  5/15/08        BBB+        96,116

         100 Sempra Energy                                                 4.621%  5/17/07        BBB+        99,137

          25 Utilicorp United Inc., Aquila, Inc.                           6.700% 10/15/06          B2        25,125
--------------------------------------------------------------------------------------------------------------------
         225 Total Multi-Utilities                                                                           220,378
--------------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 2.1%

         100 Kinder Morgan Energy Partners, L.P.                           5.350%  8/15/07        BBB+        99,607

         100 Pioneer Natural Resources Company                             6.500%  1/15/08         BB+       101,583
--------------------------------------------------------------------------------------------------------------------
         200 Total Oil, Gas & Consumable Fuels                                                               201,190
--------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products - 1.0%

         100 Weyerhaeuser Company                                          5.950% 11/01/08         BBB       100,978
--------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals - 2.0%

         100 Bristol-Myers Squibb Company                                  4.000%  8/15/08          A+        97,259

         100 Wyeth                                                         4.375%  3/01/08           A        98,203
--------------------------------------------------------------------------------------------------------------------
         200 Total Pharmaceuticals                                                                           195,462
--------------------------------------------------------------------------------------------------------------------
             Road & Rail - 2.1%

         100 CSX Corporation                                               7.450%  5/01/07         BBB       102,002

         100 Union Pacific Corporation                                     6.625%  2/01/08         BBB       102,118
--------------------------------------------------------------------------------------------------------------------
         200 Total Road & Rail                                                                               204,120
--------------------------------------------------------------------------------------------------------------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
March 31, 2006

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------------
             Thrifts & Mortgage Finance - 1.0%

   $     100 Countrywide Home Loan Inc.                                     5.500%      2/01/07           A $     100,103
-------------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication Services - 1.1%

         100 Airtouch Communications Inc.                                   6.650%      5/01/08          A+       102,431
-------------------------------------------------------------------------------------------------------------------------
   $   6,050 Total Corporate Bonds (cost $6,127,744)                                                            6,078,847
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.9%

             U.S. Treasury Bonds/Notes - 28.9%

   $   1,625 United States of America Treasury Bonds/Notes                  3.375%      2/28/07         AAA     1,603,927

         125 United States of America Treasury Bonds/Notes                  4.625%      2/29/08         AAA       124,536

         175 United States of America Treasury Bonds/Notes                  4.500%      2/15/09         AAA       173,537

       1,000 United States of America Treasury Bonds/Notes                  0.000%     11/15/08         AAA       882,600
-------------------------------------------------------------------------------------------------------------------------
   $   2,925 Total U.S. Government and Agency Obligations (cost                                                 2,784,600
              $2,791,742)
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES - 3.9%

             Autos - 2.7%

   $      18 BMW Vehicle Owner Trust, Class A4, Series 2003A                2.530%      2/25/08         AAA        17,453

         100 Capital Auto Receivables Asset Trust, Series 2005-1            4.889%      4/15/08         AAA       100,097

          34 Capital One Auto Finance Trust, Series 2005-BSS                3.820%      9/15/08         AAA        33,378

          10 Daimler Chrysler Auto Trust, Class A3, Series 2003B            2.250%      8/08/07         AAA         9,546

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B            4.040%      9/08/09         AAA        74,036

           8 Harley-Davidson Motorcycle Trust, Contract Backed Notes,       1.400%     10/15/08         AAA         7,878
              Series 2004-1-A1

          10 Toyota Auto Receivables Owner Trust, Class A3, Series 2003B    4.783%      8/15/07         AAA        10,233
-------------------------------------------------------------------------------------------------------------------------
         255 Total Autos                                                                                          252,621
-------------------------------------------------------------------------------------------------------------------------
             Cards - 1.0%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1         4.700%      5/15/09         AAA        50,028

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002      4.950%      6/15/09         AAA        49,986
-------------------------------------------------------------------------------------------------------------------------
         100 Total Cards                                                                                          100,014
-------------------------------------------------------------------------------------------------------------------------
             Home Equity - 0.2%

          18 Master CI-9 NIM Notes, Series 2005                             4.940%      3/26/35          A+        18,040
-------------------------------------------------------------------------------------------------------------------------
   $     373 Total Asset-Backed Securities (cost $372,719)                                                        370,675
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             SOVEREIGN DEBT - 0.5%

             South Africa - 0.5%

   $      50 Republic of South Africa                                       8.375%     10/17/06        BBB+        50,812
-------------------------------------------------------------------------------------------------------------------------
             Total Sovereign Debt (cost $51,234)                                                                   50,812
             -----------------------------------------------------------------------------------------------------------
                                                                          Weighted
   Principal                                                               Average
Amount (000) Description                                                    Coupon Maturity (2) Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE SENIOR LOAN INTERESTS - 2.6% (3)

             Health Care Providers & Services - 2.6%

   $     250 HealthSouth Corporation Term Loan                              8.150%      3/10/13          B2       252,187
-------------------------------------------------------------------------------------------------------------------------
             Total Variable Rate Senior Loan Interests (cost $250,000)                                            252,187
             -----------------------------------------------------------------------------------------------------------
             Total Investments (cost $9,593,439) - 99.1%                                                        9,537,121
             -----------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.9%                                                                  89,730
             -----------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                              $   9,626,851
             -----------------------------------------------------------------------------------------------------------

----
14

           Forward Foreign Currency Exchange Contracts outstanding at March 31, 2006:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
     Canadian Dollar                    45,000 South African Rand          241,805    4/06/06        $   665
     Czech Koruna                      581,950        U.S. Dollar           25,000    6/20/06             60
     Danish Krone                      155,013        U.S. Dollar           25,000    6/27/06           (300)
     Euro                               25,000   Slovakian Koruna          940,576    5/22/06             78
     Euro                               12,500 South African Rand           91,010    5/22/06           (483)
     Euro                               50,000       Mexican Peso          650,510    6/19/06         (1,463)
     Euro                               62,500    Norwegian Krone          498,281    6/19/06            309
     Euro                               51,472        U.S. Dollar           62,500    6/20/06           (184)
     Euro                               20,672        U.S. Dollar           25,000    6/27/06           (186)
     Mexican Peso                      266,094        U.S. Dollar           25,000    4/19/06            582
     New Taiwan Dollar                 811,500        U.S. Dollar           25,000    6/27/06           (217)
     New Zealand Dollar                 61,666        U.S. Dollar           37,500    6/20/06           (251)
     Norwegian Krone                   164,368        U.S. Dollar           25,000    6/27/06           (221)
     Polish Zloty                       39,629        U.S. Dollar           12,500    6/02/06            235
     Pound Sterling                     25,000  Australian Dollar           58,965    4/19/06         (1,245)
     Slovakian Koruna                  773,250        U.S. Dollar           25,000    6/27/06            (83)
     South Korean Won               24,320,000        U.S. Dollar           25,000    6/20/06            (78)
     Swedish Krona                     190,338        U.S. Dollar           25,000    6/20/06            408
     Swiss Franc                        30,000    Norwegian Krone          156,651    4/28/06            865
     Swiss Franc                        32,008        U.S. Dollar           25,000    6/20/06            238
     U.S. Dollar                        25,000  Australian Dollar           35,356    6/27/06            277
     U.S. Dollar                        12,500     Brazilian Real           29,556    4/17/06          1,106
     U.S. Dollar                        12,500     Brazilian Real           29,728    4/19/06          1,179
     U.S. Dollar                        50,000       Chilean Peso       26,562,500    6/27/06            434
     U.S. Dollar                        25,000   Hungarian Forint        5,529,750    6/27/06            303
     U.S. Dollar                        25,000     Israeli Shekel          117,000    6/27/06             68
     U.S. Dollar                        25,000       Mexican Peso          268,538    6/20/06           (471)
     U.S. Dollar                        25,000   New Turkish Lira           33,600    6/20/06           (435)
     U.S. Dollar                        62,500 New Zealand Dollar           98,360    6/20/06         (2,285)
     U.S. Dollar                        12,500   Slovakian Koruna          387,500    6/02/06             58
     U.S. Dollar                        25,000 South African Rand          158,478    6/27/06            568
-------------------------------------------------------------------------------------------------------------
                                                                                                     $  (469)
-------------------------------------------------------------------------------------------------------------

           Foreign Currency Interest Rate Swaps outstanding at March 31, 2006:

                                                                                                      Unrealized
                                                                   Notional                         Appreciation
                                                     Local           Amount Effective Termination (Depreciation)
                                                  Currency (Local Currency)  Date (4)        Date (U.S. Dollars)
-----------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated                    Euro        3,250,000   1/12/07     4/12/07        $ 4,445
January 11, 2006, to pay quarterly the
notional amount multiplied by 3.050%
(annualized) and receive quarterly the
notional amount multiplied by the
three-month EUR-LIBOR (Euro-London
Inter-Bank Offered Rates).
Agreement with Goldman Sachs dated       Australian Dollar        5,250,000   1/12/07     4/12/07         (4,240)
January 11, 2006, to pay quarterly the
notional amount multiplied by the
three-month AUD-LIBOR (Australian
Dollar-London Inter-Bank Offered Rates)
and receive quarterly the notional
amount multiplied by 5.570%
(annualized).
Agreement with JPMorgan dated May 18,         Mexican Peso          750,000   5/19/05     5/13/10          4,767
2005, to pay every 28 days the notional
amount multiplied by the 28-day
MXN-TIIE (Mexican Interbank Money
Market Rate) and receive every 28 days
the notional amount multiplied by
10.370% (annualized).
-----------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,972
-----------------------------------------------------------------------------------------------------------------


----
15

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
March 31, 2006


           Futures Contracts Outstanding at March 31, 2006:

                                                                                                     Unrealized
                                                                       Original        Value at    Appreciation
                                  Contract Number of    Contract          Value  March 31, 2006  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)  (U.S. Dollars)  (U.S. Dollars)
----------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long        10        6/06    $   728,755     $   728,443         $  (312)
Australian 10-Year Treasury Bonds     Long         4        6/06        300,085         299,165            (920)
British LIBOR                         Long         8        3/07      1,654,900       1,653,309          (1,591)
Canadian 10-Year Government Bonds    Short        (4)       6/06       (385,947)       (382,652)          3,295
Euribor                               Long         4       12/06      1,171,711       1,169,738          (1,973)
Euribor                              Short        (6)       3/07     (1,756,320)     (1,753,152)          3,168
Euribor                              Short        (2)       6/06       (587,962)       (587,293)            669
Euribor                              Short        (2)       9/07       (584,689)       (583,808)            881
German 2-Year Fed Rep Bonds          Short        (8)       6/06     (1,017,891)     (1,012,718)          5,173
German 10-Year Fed Rep Bonds          Long         2        6/06        289,170         283,985          (5,185)
U.S. 2-Year Treasury Notes            Long        10        6/06      2,041,655       2,038,594          (3,061)
U.S. 10-Year Treasury Notes          Short        (5)       6/06       (536,024)       (531,953)          4,071
----------------------------------------------------------------------------------------------------------------
                                                                                                        $ 4,215
----------------------------------------------------------------------------------------------------------------

            (1) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (2) Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.
            (3) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or
                (ii) the prime rate offered by one or more major United States banks.
                Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
            (4) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
           144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.



                                See accompanying notes to financial statements.

----
16

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND
March 31, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 32.1%

             Aerospace & Defense - 1.1%

  $       25 Alliant Techsystems Inc.                                      6.750%  4/01/16          B+ $      25,375

          12 Boeing Capital Corporation                                    5.800%  1/15/13           A        12,237

           4 Honeywell International Inc.                                  7.500%  3/01/10           A         4,297

          50 Sequa Corporation                                             8.875%  4/01/08         BB-        52,375

           8 United Technologies Corporation                               7.500%  9/15/29           A         9,678
--------------------------------------------------------------------------------------------------------------------
          99 Total Aerospace & Defense                                                                       103,962
--------------------------------------------------------------------------------------------------------------------
             Beverages - 0.4%

           7 Anheuser-Busch Companies, Inc.                                5.050% 10/15/16          A+         6,710

           7 Coca-Cola Enterprises Inc.                                    6.750%  9/15/28           A         7,521

          25 Constellation Brands, Inc.                                    8.625%  8/01/06          BB        25,375
--------------------------------------------------------------------------------------------------------------------
          39 Total Beverages                                                                                  39,606
--------------------------------------------------------------------------------------------------------------------
             Building Products - 0.7%

          25 Building Materials Corporation of America, Series B           8.000% 10/15/07          B+        25,656

          35 Jacuzzi Brands, Inc.                                          9.625%  7/01/10           B        37,713

           4 Masco Corporation                                             5.875%  7/15/12        BBB+         3,991
--------------------------------------------------------------------------------------------------------------------
          64 Total Building Products                                                                          67,360
--------------------------------------------------------------------------------------------------------------------
             Capital Markets - 0.8%

          20 Lehman Brothers Holdings Inc.                                 7.875% 11/01/09          A+        21,450

           1 Merril Lynch & Company                                        3.700%  4/21/08         Aa3           972

           5 Merrill Lynch & Co., Inc., Note                               6.375% 10/15/08         Aa3         5,135

          11 Merrill Lynch & Company                                       5.000%  1/15/15         Aa3        10,513

          10 Morgan Stanley Dean Witter & Company                          8.000%  6/15/10         Aa3        10,900

          32 Morgan Stanley                                                4.750%  4/01/14          A1        29,904
--------------------------------------------------------------------------------------------------------------------
          79 Total Capital Markets                                                                            78,874
--------------------------------------------------------------------------------------------------------------------
             Chemicals - 3.0%

         100 Airgas, Inc.                                                  9.125% 10/01/11         Ba2       106,375

           6 Dow Chemical Company                                          7.375% 11/01/29          A-         6,945

          12 E.I. Du Pont de Nemours and Company                           6.875% 10/15/09           A        12,563

          25 IMC Global Inc.                                              11.250%  6/01/11          BB        26,719

          25 Lyondell Chemical Company                                    10.875%  5/01/09           B        25,500

         100 MacDermid Inc.                                                9.125%  7/15/11         BB-       106,000

           2 Praxair, Inc.                                                 6.375%  4/01/12          A-         2,092
--------------------------------------------------------------------------------------------------------------------
         270 Total Chemicals                                                                                 286,194
--------------------------------------------------------------------------------------------------------------------
             Commercial Banks - 1.0%

           3 Bank of America Corporation                                   5.375%  6/15/14         Aa2         2,965

           3 Bank One NA Illinois                                          3.700%  1/15/08         Aa2         2,922

           6 Charter One Bank FSB                                          6.375%  5/15/12         Aa3         6,299

          26 Credit Sussie First Boston                                    6.500%  1/15/12         Aa3        27,185

          25 National City Bank                                            6.200% 12/15/11          A1        25,884

           3 National Westminster Bank PLC                                 7.375% 10/01/09         Aa2         3,199

          10 PNC Funding Corporation                                       5.750%  8/01/06          A2        10,016

----
17

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
March 31, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             Commercial Banks (continued)

  $        3 PNC Funding Corporation                                       7.500% 11/01/09          A3 $       3,205

           6 SunTrust Banks Inc.                                           6.375%  4/01/11         Aa3         6,238

           7 Wells Fargo & Company                                         5.375%  2/07/35         Aa1         6,518
--------------------------------------------------------------------------------------------------------------------
          92 Total Commercial Banks                                                                           94,431
--------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 0.2%

          10 PHH Corporation                                               6.000%  3/01/08         BBB        10,074

           2 PHH Corporation                                               7.125%  3/01/13         BBB         2,038

           4 Waste Management, Inc.                                        7.750%  5/15/32         BBB         4,706
--------------------------------------------------------------------------------------------------------------------
          16 Total Commercial Services & Supplies                                                             16,818
--------------------------------------------------------------------------------------------------------------------
             Communications Equipment - 0.2%

           6 British Telecommunications PLC                                8.875% 12/15/30          A-         7,698

           5 Cisco Systems, Inc.                                           5.500%  2/22/16          A+         4,934

           1 Motorola, Inc.                                                7.625% 11/15/10        BBB+         1,092

           3 Motorola, Inc.                                                7.500%  5/15/25        BBB+         3,445
--------------------------------------------------------------------------------------------------------------------
          15 Total Communications Equipment                                                                   17,169
--------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 0.3%

          25 Seagate Technology HDD Holdings, Series 144A                  8.000%  5/15/09         BB+        26,094
--------------------------------------------------------------------------------------------------------------------
             Consumer Finance - 0.7%

          25 General Motors Acceptance Corporation, Notes                  8.000% 11/01/31         Ba1        23,689

           3 Household Finance Corporation                                 7.000%  5/15/12         Aa3         3,211

           4 Key Bank NA                                                   7.000%  2/01/11          A2         4,259

          19 MBNA Corporation                                              6.125%  3/01/13         Aa2        19,658

          12 SLM Corporation                                               5.375%  1/15/13           A        11,854
--------------------------------------------------------------------------------------------------------------------
          63 Total Consumer Finance                                                                           62,671
--------------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 0.5%

          25 Longview Fibre Company                                       10.000%  1/15/09          B+        26,375

          25 Smurfit-Stone Container Corporation, 144A                     9.750%  2/01/11          B2        25,813
--------------------------------------------------------------------------------------------------------------------
          50 Total Containers & Packaging                                                                     52,188
--------------------------------------------------------------------------------------------------------------------
             Distributors - 0.5%

          40 Earle M. Jorgensen Company                                    9.750%  6/01/12          B1        43,400
--------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services - 3.3%

          33 Associates Corporation of North America                       6.250% 11/01/08         Aa1        33,772

          13 CIT Group Inc.                                                5.500% 11/30/07           A        13,039

           6 CIT Group Inc.                                                7.750%  4/02/12           A         6,621

          17 Citigroup Inc.                                                3.625%  2/09/09         Aa1        16,271

           5 Citigroup Inc.                                                6.000% 10/31/33         Aa2         4,956

           4 Citigroup Inc.                                                5.850% 12/11/34         Aa1         3,942

          22 Fleet National Bank                                           5.750%  1/15/09         Aa2        22,246

          57 General Electric Capital Corporation                          8.125%  5/15/12         AAA        64,609

          41 Household Financial Corporation                               8.000%  7/15/10         Aa3        44,778

           2 HSBC Bank USA                                                 3.875%  9/15/09         Aa2         1,907

----
18

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services (continued)

  $       28 JPMorgan Chase & Co.                                          3.500%  3/15/09         Aa3 $      26,660

          14 Mellon Funding Corporation                                    3.250%  4/01/09          A+        13,302

          16 Nationsbank Corporation                                       7.800%  9/15/16         Aa3        18,590

          18 Sanwa Finance Aruba AEC                                       8.350%  7/15/09          A2        19,498

           9 US Bank NA Minnesota                                          6.375%  8/01/11         Aa2         9,391

          14 Wachovia Corporation                                          5.250%  8/01/14          A1        13,608
--------------------------------------------------------------------------------------------------------------------
         299 Total Diversified Financial Services                                                            313,190
--------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 2.8%

           5 Alltel Corporation                                            7.875%  7/01/32          A2         5,876

          21 BellSouth Corporation                                         6.550%  6/15/34           A        21,032

          12 Deutsche Telekom International Finance BV                     8.000%  6/15/10          A-        13,080

           4 Deutsche Telekom International Finance BV                     8.250%  6/15/30          A-         4,799

          18 France Telecom                                                7.750%  3/01/11          A-        19,678

          25 GTE Corporation                                               7.510%  4/01/09           A        26,297

         100 Qwest Capital Funding Inc.                                    7.750%  8/15/06           B       101,125

          14 Sprint Capital Corporation                                    8.375%  3/15/12          A-        15,837

          40 Sprint Capital Corporation                                    6.900%  5/01/19          A-        42,826

           4 Sprint Capital Corporation                                    8.750%  3/15/32          A-         5,016

          10 Verizon New York Inc., Series B                               7.375%  4/01/32           A        10,172
--------------------------------------------------------------------------------------------------------------------
         253 Total Diversified Telecommunication Services                                                    265,738
--------------------------------------------------------------------------------------------------------------------
             Electric Utilities - 1.1%

          14 Duke Capital LLC                                              5.668%  8/15/14        BBB-        13,856

           5 FirstEnergy Corporation                                       7.375% 11/15/31        BBB-         5,571

          12 National Rural Utilities Cooperative Finance Corporation      3.875%  2/15/08          A+        11,704

           8 National Rural Utilities Cooperative Finance Corporation      5.750%  8/28/09           A         8,093

          11 Pacific Gas and Electric Company                              6.050%  3/01/34        Baa1        10,800

          10 Progress Energy, Inc.                                         7.000% 10/30/31        Baa2        10,780

           5 PSE&G Power LLC                                               8.625%  4/15/31        Baa1         6,374

          11 Reliant Energy, Centerpoint Energy Inc.                       7.750%  2/15/11         BBB        11,925

          20 TXU Energy Company                                            7.000%  3/15/13        Baa2        20,860

           9 Virginia Electric and Power Company                           4.750%  3/01/13        Baa1         8,489
--------------------------------------------------------------------------------------------------------------------
         105 Total Electric Utilities                                                                        108,452
--------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 0.1%

          10 Northwest Pipeline Corporation                                6.625% 12/01/07         Ba2        10,150
--------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 1.5%

         100 Delhaize America Inc.                                         7.375%  4/15/06         BB+       100,170

          19 General Mills, Inc.                                           2.625% 10/24/06        BBB+        18,692

           2 Kroger Co.                                                    7.500%  4/01/31        Baa2         2,204

          19 Meyer Fred Inc., Kroger Inc.                                  7.450%  3/01/08        Baa2        19,644
--------------------------------------------------------------------------------------------------------------------
         140 Total Food & Staples Retailing                                                                  140,710
--------------------------------------------------------------------------------------------------------------------
             Food Products - 1.5%

         100 American Seafoods Group LLC                                  10.125%  4/15/10          B-       105,063

           3 Archer-Daniels - Midland Company                              7.000%  2/01/31           A         3,353

----
19

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
March 31, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             Food Products (continued)

  $        2 Kellogg Company                                               7.450%  4/01/31        BBB+ $       2,351

          11 Kraft Foods Inc.                                              6.250%  6/01/12          A3        11,346

          16 Nabisco Inc.                                                  7.550%  6/15/15          A-        18,186

           3 Unilever Capital Corporation                                  5.900% 11/15/32          A+         2,950
--------------------------------------------------------------------------------------------------------------------
         135 Total Food Products                                                                             143,249
--------------------------------------------------------------------------------------------------------------------
             Gas Utilities - 0.0%

           2 Consolidated Natural Gas Company                              5.000% 12/01/14        Baa1         1,878
--------------------------------------------------------------------------------------------------------------------
             Health Care Providers & Services - 0.8%

          10 HCA, Inc.                                                     6.375%  1/15/15         BB+         9,783

          18 Medco Health Solutions, Inc.                                  7.250%  8/15/13         BBB        19,409

          50 UnitedHealth Group Incorporated                               5.375%  3/15/16           A        48,979
--------------------------------------------------------------------------------------------------------------------
          78 Total Health Care Providers & Services                                                           78,171
--------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 0.2%

           2 Harrah's Operating Company, Inc.                              8.000%  2/01/11        BBB-         2,172

          20 MGM Grand Inc.                                                6.000% 10/01/09          BB        19,800
--------------------------------------------------------------------------------------------------------------------
          22 Total Hotels, Restaurants & Leisure                                                              21,972
--------------------------------------------------------------------------------------------------------------------
             Household Durables - 1.3%

          25 Beazer Homes USA, Inc.                                        8.625%  5/15/11         Ba1        26,250

          25 K. Hovnanian Enterprises Inc.                                 7.500%  5/15/16         Ba1        24,772

          25 KB Home                                                       9.500%  2/15/11         Ba2        26,281

          12 Pulte Homes, Inc.                                             4.875%  7/15/09        BBB-        11,689

           6 Pulte Homes, Inc.                                             6.375%  5/15/33        BBB-         5,466

          25 Toll Corporation                                              8.250%  2/01/11         BB+        26,031
--------------------------------------------------------------------------------------------------------------------
         118 Total Household Durables                                                                        120,489
--------------------------------------------------------------------------------------------------------------------
             Household Products - 0.2%

           2 Kimberly-Clark Corporation                                    5.000%  8/15/13         Aa2         1,966

          20 Procter and Gamble Company                                    4.850% 12/15/15         AA-        19,130
--------------------------------------------------------------------------------------------------------------------
          22 Total Household Products                                                                         21,096
--------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 0.3%

           7 General Electric Company                                      5.000%  2/01/13         AAA         6,819

          20 Raychem Corporation, Tyco International Limited               7.200% 10/15/08        BBB+        20,656
--------------------------------------------------------------------------------------------------------------------
          27 Total Industrial Conglomerates                                                                   27,475
--------------------------------------------------------------------------------------------------------------------
             Machinery - 0.8%

           5 Caterpillar Inc.                                              7.300%  5/01/31           A         5,966

          15 Deere & Company                                               6.950%  4/25/14          A-        16,354

          25 Dresser, Inc.                                                 9.375%  4/15/11          B2        26,250

          25 Terex Corporation, Senior Subordinated Notes                 10.375%  4/01/11           B        26,500
--------------------------------------------------------------------------------------------------------------------
          70 Total Machinery                                                                                  75,070
--------------------------------------------------------------------------------------------------------------------
             Media - 1.0%

          18 Cox Communications, Inc.                                      7.750% 11/01/10        BBB-        19,268

          22 TCI Communications, Inc.                                      8.750%  8/01/15        BBB+        25,785

          11 Time Warner Inc.                                              9.125%  1/15/13        BBB+        12,752

----
20

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------
             Media (continued)

  $       14 Time Warner Inc.                                             9.150%  2/01/23        BBB+ $      16,872

          18 Viacom Inc., Senior Notes                                    7.700%  7/30/10         BBB        19,270

           2 Walt Disney Company                                          7.000%  3/01/32          A-         2,220
-------------------------------------------------------------------------------------------------------------------
          85 Total Media                                                                                     96,167
-------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 1.6%

           8 Alcan Inc.                                                   7.250%  3/15/31        BBB+         8,933

          15 Alcoa Inc.                                                   4.250%  8/15/07          A2        14,778

           2 Alcoa Inc.                                                   7.375%  8/01/10          A2         2,145

         100 Freeport-McMoran Copper & Gold, Inc.                         7.500% 11/15/06          B+       100,625

          25 Steel Dynamics, Inc.                                         9.500%  3/15/09          BB        26,219
-------------------------------------------------------------------------------------------------------------------
         150 Total Metals & Mining                                                                          152,700
-------------------------------------------------------------------------------------------------------------------
             Multiline Retail - 0.8%

           4 Federated Department Stores, Inc.                            6.625%  4/01/11        Baa1         4,158

           8 Federated Department Stores, Inc.                            6.900%  4/01/29        Baa1         8,335

          30 J.C. Penney Corporation Inc.                                 7.125% 11/15/23        Baa3        32,385

          13 Target Corporation                                           7.500%  8/15/10          A+        14,076

          17 Wal-Mart Stores, Inc.                                        6.875%  8/10/09          AA        17,837

           2 Wal-Mart Stores, Inc.                                        7.550%  2/15/30          AA         2,405
-------------------------------------------------------------------------------------------------------------------
          74 Total Multiline Retail                                                                          79,196
-------------------------------------------------------------------------------------------------------------------
             Multi-Utilities - 0.3%

          25 Utilicorp United Inc., Aquila, Inc.                          6.700% 10/15/06          B2        25,125
-------------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 2.6%

          10 Amerada Hess Corporation                                     7.125%  3/15/33        BBB-        10,945

           5 Burlington Resources Finance Company                         7.200%  8/15/31          A3         5,831

          25 Chesapeake Energy Corporation                                6.250%  1/15/18          BB        24,563

          10 Devon Energy Corporation                                     7.950%  4/15/32         BBB        12,284

          10 Duke Energy Field Services Corporation                       7.875%  8/16/10         BBB        10,865

          21 Enterprise Products Operating L.P.                           4.625% 10/15/09        Baa3        20,310

           3 Halliburton Company                                          5.500% 10/15/10        Baa1         3,010

          10 Kinder Morgan Energy Partners, L.P.                          7.300%  8/15/33        BBB+        10,914

          10 Occidental Petroleum Corporation                             6.750%  1/15/12          A-        10,712

           9 Pacific Energy Partners LP, Series WI                        6.250%  9/15/15         Ba2         8,820

          10 PC Financial Partnership                                     5.000% 11/15/14         BBB         9,517

          11 Phillips Petroleum Company                                   8.750%  5/25/10          A1        12,356

          50 Premcor Refining Group Inc.                                  7.500%  6/15/15        BBB-        52,818

          25 Tesoro Corporation, 144A                                     6.625% 11/01/15         BB+        24,875

          10 Tosco Corporation                                            8.125%  2/15/30          A1        12,714

          10 Valero Energy Corporation                                    7.500%  4/15/32        BBB-        11,533

          10 XTO Energy, Inc.                                             6.250%  4/15/13        BBB-        10,359
-------------------------------------------------------------------------------------------------------------------
         239 Total Oil, Gas & Consumable Fuels                                                              252,426
-------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products - 0.4%

           8 Westvaco Corporation                                         8.200%  1/15/30         BBB         8,783

          17 Weyerhaeuser Company                                         5.950% 11/01/08         BBB        17,166

----
21

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
March 31, 2006

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products (continued)

  $       10 Weyerhaeuser Company                                         6.950% 10/01/27         BBB $      10,089
-------------------------------------------------------------------------------------------------------------------
          35 Total Paper & Forest Products                                                                   36,038
-------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals - 0.2%

           3 Schering-Plough Corporation                                  6.750% 12/01/33          A-         3,226

          20 Wyeth                                                        5.500%  3/15/13           A        19,801
-------------------------------------------------------------------------------------------------------------------
          23 Total Pharmaceuticals                                                                           23,027
-------------------------------------------------------------------------------------------------------------------
             Real Estate - 0.5%

          17 EOP Operating LP                                             7.750% 11/15/07         BBB        17,580

           2 EOP Operating LP                                             5.875%  1/15/13         BBB         1,992

          12 ERP Operating LP                                             6.625%  3/15/12          A-        12,637

          19 Simon Property Group, L.P.                                   6.375% 11/15/07          A-        19,282
-------------------------------------------------------------------------------------------------------------------
          50 Total Real Estate                                                                               51,491
-------------------------------------------------------------------------------------------------------------------
             Road & Rail - 0.5%

          18 Burlington Northern Santa Fe Corporation                     6.750%  7/15/11        BBB+        19,002

          13 Canadian National Railway Company                            6.250%  8/01/34          A-        13,701

          17 Norfolk Southern Corporation                                 7.700%  5/15/17        BBB+        19,731
-------------------------------------------------------------------------------------------------------------------
          48 Total Road & Rail                                                                               52,434
-------------------------------------------------------------------------------------------------------------------
             Software - 0.1%

          14 Computer Associates International, Inc.                      4.750% 12/01/09        BBB-        13,639
-------------------------------------------------------------------------------------------------------------------
             Specialty Retail - 0.0%

           1 Home Depot, Inc.                                             3.750%  9/15/09          AA           953

           1 Lowes Companies, Inc.                                        6.500%  3/15/29          A+         1,078
-------------------------------------------------------------------------------------------------------------------
           2 Total Specialty Retail                                                                           2,031
-------------------------------------------------------------------------------------------------------------------
             Tobacco - 0.1%

           2 Philip Morris Companies, Inc.                                7.750%  1/15/27         BBB         2,295

           6 Phillip Morris Companies, Inc.                               7.200%  2/01/07         BBB         6,062
-------------------------------------------------------------------------------------------------------------------
           8 Total Tobacco                                                                                    8,357
-------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication Services - 0.7%

          22 AT&T/Cingular Wireless Services                              8.125%  5/01/12           A        24,732

          25 Rogers Wireless Communications Inc.                          6.375%  3/01/14          BB        25,063

          10 Telefonica Europe BV                                         7.750%  9/15/10        BBB+        10,770

           4 Vodafone Group PLC                                           7.875%  2/15/30          A+         4,620
-------------------------------------------------------------------------------------------------------------------
          61 Total Wireless Telecommunication Services                                                       65,185
-------------------------------------------------------------------------------------------------------------------
  $    2,947 Total Corporate Bonds (cost $3,158,591)                                                      3,074,223
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%

             U.S. Treasury Bonds/Notes - 25.8%

  $      325 United States of America Treasury Bonds/Notes                7.500% 11/15/24         AAA       419,225

         115 United States of America Treasury Bonds/Notes                5.250%  2/15/29         AAA       118,118

         300 United States of America Treasury Bonds/Notes                3.375%  2/28/07         AAA       296,110

         425 United States of America Treasury Bonds/Notes                4.500%  2/15/09         AAA       421,447

       1,100 United States of America Treasury Bonds/Notes                0.000%  2/15/11         AAA       873,667

         410 United States of America Treasury Bonds/Notes                0.000% 11/15/14         AAA       268,805

----
22

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------

             U.S. Treasury Bonds/Notes (continued)

  $       95 United States of America Treasury Bonds/Notes                0.000%  2/15/15         AAA $      61,579

          35 United States of America Treasury Bonds/Notes                0.000%  5/15/30         AAA        10,612
-------------------------------------------------------------------------------------------------------------------
  $    2,805 Total U.S. Government and Agency Obligations (cost                                           2,469,563
              $2,506,827)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 47.1%

             Autos - 2.4%

  $      100 Capital Auto Receivables Asset Trust, Series 2005-1          4.889%  4/15/08         AAA       100,097

          34 Capital One Auto Finance Trust, Series 2005-BSS              3.820%  9/15/08         AAA        33,378

          10 Daimler Chrysler Auto Trust, Class A3, Series 2003B          2.250%  8/08/07         AAA         9,546

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B          4.040%  9/08/09         AAA        74,036

           7 Harley-Davidson Motorcycle Trust, Contract Backed Notes,     1.400% 10/15/08         AAA         7,419
              Series 2004-1-A1

          10 Toyota Auto Receivables Owner Trust, Class A3, Series 2003B  4.783%  8/15/07         AAA        10,233
-------------------------------------------------------------------------------------------------------------------
         236 Total Autos                                                                                    234,709
-------------------------------------------------------------------------------------------------------------------
             Cards - 1.0%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1       4.700%  5/15/09         AAA        50,028

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002    4.950%  6/15/09         AAA        49,986
-------------------------------------------------------------------------------------------------------------------
         100 Total Cards                                                                                    100,014
-------------------------------------------------------------------------------------------------------------------
             Home Equity - 0.2%

          18 Master CI-9 NIM Notes, Series 2005                           4.940%  3/26/35          A+        18,040
-------------------------------------------------------------------------------------------------------------------
             Residentials - 43.5%

          72 Fannie Mae, Mortgage Pool 255814                             5.500%  8/24/35         AAA        70,305

         967 Fannie Mae, Mortgage Pool 255937                             5.000% 11/24/20          NA       943,831

         981 Fannie Mae, Mortgage Pool 735060                             6.000% 11/24/34         AAA       981,648

         476 Fannie Mae, Mortgage Pool 824163                             5.500%  4/24/35         AAA       464,714

         461 Fannie Mae, Mortgage Pool 828348                             4.500%  7/24/35         AAA       425,730

         800 Fannie Mae, Mortgage Pool (TBA)                              6.000%  4/24/36         AAA       800,000

         500 Fannie Mae, Mortgage Pool (TBA)                              5.500%  4/24/36         AAA       488,125
-------------------------------------------------------------------------------------------------------------------
       4,257 Total Residentials                                                                           4,174,353
-------------------------------------------------------------------------------------------------------------------
  $    4,611 Total Asset-Backed and Mortgage-Backed Securities (cost                                      4,527,116
              $4,612,909)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
             CAPITAL PREFERRED SECURITIES - 0.3%

             Capital Markets - 0.3%

  $        8 First Union Institutional Capital Securities I               8.040% 12/01/26          A1         8,421

          22 Goldman Sachs Group, Inc.                                    6.345%  2/15/34          A1        21,887
-------------------------------------------------------------------------------------------------------------------
          30 Total Capital Markets                                                                           30,308
-------------------------------------------------------------------------------------------------------------------
  $       30 Total Capital Preferred Securities (cost $31,715)                                               30,308
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
             SOVEREIGN DEBT - 1.4%

             Colombia - 0.1%

  $       10 Republic of Colombia                                         8.250% 12/22/14          BB        11,300
-------------------------------------------------------------------------------------------------------------------
             Mexico - 0.8%

          65 United Mexican States                                        6.625%  3/03/15        Baa1        67,990
-------------------------------------------------------------------------------------------------------------------
             South Africa - 0.5%

          50 Republic of South Africa                                     8.375% 10/17/06        BBB+        50,813
-------------------------------------------------------------------------------------------------------------------
  $      125 Total Sovereign Debt (cost $132,963)                                                           130,103
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

----
23

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
March 31, 2006


                                                                          Weighted
   Principal                                                               Average
Amount (000) Description                                                    Coupon Maturity (2) Ratings (1)       Value
-----------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE SENIOR LOAN INTERESTS - 2.6% (3)

             Health Care Providers & Services - 2.6%

      $  250 HealthSouth Corporation Term Loan                              8.150%      3/10/13          B2 $   252,187
-----------------------------------------------------------------------------------------------------------------------
             Total Variable Rate Senior Loan Interests (cost $250,000)                                          252,187
             ---------------------------------------------------------------------------------------------------------
             Total Investments (cost $10,693,005) - 109.3%                                                   10,483,500
             ---------------------------------------------------------------------------------------------------------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS SOLD SHORT - (5.0)%

      $(475) Ginnie Mae, Mortgage - Backed Securities, Conventional         6.000%      4/15/36         AAA   (480,492)
              Mortgage Loans (TBA)
-----------------------------------------------------------------------------------------------------------------------
             Total U.S. Government and Agency Obligations Sold Short                                          (480,492)
              (proceeds $480,195)
             ---------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (4.3)%                                                           (415,660)
             ---------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                              $ 9,587,348
             ---------------------------------------------------------------------------------------------------------

           Forward Foreign Currency Exchange Contracts outstanding at March 31, 2006:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
     Canadian Dollar                    45,000 South African Rand          241,805    4/06/06        $   665
     Czech Koruna                      581,950        U.S. Dollar           25,000    6/20/06             60
     Danish Krone                      155,013        U.S. Dollar           25,000    6/27/06           (300)
     Euro                               25,000   Slovakian Koruna          940,576    5/22/06             78
     Euro                               12,500 South African Rand           91,010    5/22/06           (483)
     Euro                               50,000       Mexican Peso          650,510    6/19/06         (1,463)
     Euro                               62,500    Norwegian Krone          498,281    6/19/06            309
     Euro                               51,472        U.S. Dollar           62,500    6/20/06           (184)
     Euro                               20,672        U.S. Dollar           25,000    6/27/06           (186)
     Mexican Peso                      266,094        U.S. Dollar           25,000    4/19/06            582
     New Taiwan Dollar                 811,500        U.S. Dollar           25,000    6/27/06           (217)
     New Zealand Dollar                 61,666        U.S. Dollar           37,500    6/20/06           (251)
     Norwegian Krone                   164,368        U.S. Dollar           25,000    6/27/06           (221)
     Polish Zloty                       39,629        U.S. Dollar           12,500    6/02/06            235
     Pound Sterling                     25,000  Australian Dollar           58,965    4/19/06         (1,245)
     Slovakian Koruna                  773,250        U.S. Dollar           25,000    6/27/06            (83)
     South Korean Won               24,320,000        U.S. Dollar           25,000    6/20/06            (78)
     Swedish Krona                     190,338        U.S. Dollar           25,000    6/20/06            408
     Swiss Franc                        30,000    Norwegian Krone          156,651    4/28/06            865
     Swiss Franc                        32,008        U.S. Dollar           25,000    6/20/06            238
     U.S. Dollar                        25,000  Australian Dollar           35,356    6/27/06            277
     U.S. Dollar                        12,500     Brazilian Real           29,556    4/17/06          1,106
     U.S. Dollar                        12,500     Brazilian Real           29,728    4/19/06          1,179
     U.S. Dollar                        50,000       Chilean Peso       26,562,500    6/27/06            434
     U.S. Dollar                        25,000   Hungarian Forint        5,529,750    6/27/06            303
     U.S. Dollar                        25,000     Israeli Shekel          117,000    6/27/06             68
     U.S. Dollar                        25,000       Mexican Peso          268,538    6/20/06           (471)
     U.S. Dollar                        25,000   New Turkish Lira           33,600    6/20/06           (435)
     U.S. Dollar                        62,500 New Zealand Dollar           98,360    6/20/06         (2,285)
     U.S. Dollar                        12,500   Slovakian Koruna          387,500    6/02/06             58
     U.S. Dollar                        25,000 South African Rand          158,478    6/27/06            568
-------------------------------------------------------------------------------------------------------------
                                                                                                     $  (469)
-------------------------------------------------------------------------------------------------------------

----
24

           Foreign Currency Interest Rate Swaps outstanding at March 31, 2006:

                                                                                                      Unrealized
                                                                   Notional                         Appreciation
                                                     Local           Amount Effective Termination (Depreciation)
                                                  Currency (Local Currency)  Date (4)        Date (U.S. Dollars)
-----------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated                    Euro        3,250,000   1/12/07     4/12/07        $ 4,445
January 11, 2006, to pay quarterly the
notional amount multiplied by 3.050%
(annualized) and receive quarterly the
notional amount multiplied by the
three-month EUR-LIBOR (Euro-London
Inter-Bank Offered Rates).
Agreement with Goldman Sachs dated       Australian Dollar        5,250,000   1/12/07     4/12/07         (4,240)
January 11, 2006, to pay quarterly the
notional amount multiplied by the
three-month AUD-LIBOR (Australian
Dollar-London Inter-Bank Offered Rates)
and receive quarterly the notional
amount multiplied by 5.570%
(annualized).
Agreement with JPMorgan dated May 18,         Mexican Peso          750,000   5/19/05     5/13/10          4,767
2005, to pay every 28 days the notional
amount multiplied by the 28-day
MXN-TIIE (Mexican Interbank Money
Market Rate) and receive every 28 days
the notional amount multiplied by
10.370% (annualized).
-----------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,972
-----------------------------------------------------------------------------------------------------------------

           Futures Contracts Outstanding at March 31, 2006:

                                                                                                     Unrealized
                                                                       Original        Value at    Appreciation
                                  Contract Number of    Contract          Value  March 31, 2006  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)  (U.S. Dollars)  (U.S. Dollars)
----------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long        10        6/06    $   728,755     $   728,443         $  (312)
Australian 10-Year Treasury Bonds     Long         4        6/06        300,085         299,165            (920)
British LIBOR                         Long         8        3/07      1,654,900       1,653,309          (1,591)
Canadian 10-Year Government Bonds    Short        (4)       6/06       (385,947)       (382,652)          3,295
Euribor                               Long         4       12/06      1,171,725       1,169,738          (1,987)
Euribor                              Short        (6)       3/07     (1,756,358)     (1,753,152)          3,206
Euribor                              Short        (2)       6/06       (587,962)       (587,293)            669
Euribor                              Short        (2)       9/07       (584,689)       (583,808)            881
German 2-Year Fed Rep Bonds          Short        (8)       6/06     (1,017,891)     (1,012,718)          5,173
German 10-Year Fed Rep Bonds          Long         2        6/06        289,170         283,985          (5,185)
U.S. 2-Year Treasury Notes            Long         5        6/06      1,020,421       1,019,297          (1,124)
U.S. 5-Year Treasury Notes            Long         4        6/06        419,075         417,750          (1,325)
U.S. 10-Year Treasury Notes          Short        (5)       6/06       (536,024)       (531,953)          4,071
----------------------------------------------------------------------------------------------------------------
                                                                                                        $ 4,851
----------------------------------------------------------------------------------------------------------------

            (1) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (2) Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.
            (3) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or
                (ii) the prime rate offered by one or more major United States banks.
         Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
            (4) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
           144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
          (TBA) To be announced. Securities are also subject to sale/buy back arrangements.

                                See accompanying notes to financial statements.

----
25

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND
March 31, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 85.1%

             Aerospace & Defense - 2.3%

   $     125 Bombardier Inc., Series 144A                                  6.750%  5/01/12          BB $     120,000

         100 DI Finance/DynCorp International, Series B                    9.500%  2/15/13          B-       104,500
--------------------------------------------------------------------------------------------------------------------
         225 Total Aerospace & Defense                                                                       224,500
--------------------------------------------------------------------------------------------------------------------
             Automobiles - 1.5%

         165 Ford Motor Credit Company                                     7.000% 10/01/13         Ba2       147,784
--------------------------------------------------------------------------------------------------------------------
             Beverages - 1.0%

         100 Constellation Brands, Inc.                                    8.625%  8/01/06          BB       101,500
--------------------------------------------------------------------------------------------------------------------
             Building Products - 4.1%

         100 Building Materials Corporation of America, Series B           8.000% 10/15/07          B+       102,625

         200 Jacuzzi Brands, Inc.                                          9.625%  7/01/10           B       215,500

         100 Norcraft Holdings LP                                          9.750%  9/01/12          B-        79,500
--------------------------------------------------------------------------------------------------------------------
         400 Total Building Products                                                                         397,625
--------------------------------------------------------------------------------------------------------------------
             Chemicals - 11.2%

         325 Airgas, Inc.                                                  9.125% 10/01/11         Ba2       345,719

         100 Equistar Chemicals LP/Equistar Funding Corporation           10.625%  5/01/11         BB-       108,750

         100 IMC Global Inc.                                              11.250%  6/01/11          BB       106,875

          50 IMC Global Inc.                                              10.875%  8/01/13          BB        57,500

         100 Lyondell Chemical Company                                    10.875%  5/01/09           B       102,000

         100 MacDermid Inc.                                                9.125%  7/15/11         BB-       106,000

         100 Methanex Corporation                                          8.750%  8/15/12        BBB-       109,750

          45 PolyOne Corporation                                          10.625%  5/15/10          B+        48,938

         100 Rockwood Specialties Group Inc., Series WI                    7.500% 11/15/14          B-       101,000
--------------------------------------------------------------------------------------------------------------------
       1,020 Total Chemicals                                                                               1,086,532
--------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 1.1%

         100 Allied Waste North America, Series B                          8.875%  4/01/08         BB-       105,500
--------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 1.1%

         100 Seagate Technology HDD Holdings, Series 144A                  8.000%  5/15/09         BB+       104,375
--------------------------------------------------------------------------------------------------------------------
             Construction Materials - 0.5%

          40 Texas Industries Inc.                                         7.250%  7/15/13         BB-        41,400
--------------------------------------------------------------------------------------------------------------------
             Consumer Finance - 2.7%

          85 Ford Motor Credit Company                                     5.625% 10/01/08         Ba2        77,776

         150 General Motors Acceptance Corporation, Notes                  8.000% 11/01/31         Ba1       142,136

          40 General Motors Acceptance Corporation                         6.875%  8/28/12         Ba1        36,947
--------------------------------------------------------------------------------------------------------------------
         275 Total Consumer Finance                                                                          256,859
--------------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 3.1%

         100 Graphic Packaging International Inc.                          9.500%  8/15/13          B-        94,000

         100 Longview Fibre Company                                       10.000%  1/15/09          B+       105,500

         100 Smurfit-Stone Container Corporation, 144A                     9.750%  2/01/11          B2       103,250
--------------------------------------------------------------------------------------------------------------------
         300 Total Containers & Packaging                                                                    302,750
--------------------------------------------------------------------------------------------------------------------
             Distributors - 1.0%

         100 Ryerson Tull Inc.                                             8.250% 12/15/11           B       100,000
--------------------------------------------------------------------------------------------------------------------

----
26

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
-----------------------------------------------------------------------------------------------------------------------
             Diversified Consumer Services - 1.1%

   $     100 Carriage Services Inc.                                        7.875%  1/15/15          B2 $     102,250
-----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 2.0%

         100 INTELSAT Limited                                              5.250% 11/01/08           B        95,000

         100 Qwest Capital Funding Inc.                                    7.750%  8/15/06           B       101,125
-----------------------------------------------------------------------------------------------------------------------
         200 Total Diversified Telecommunication Services                                                    196,125
-----------------------------------------------------------------------------------------------------------------------
             Electric Utilities - 2.3%

         110 Edison Mission Energy                                         9.875%  4/15/11          B+       124,850

         100 Mirant North America LLC., 144A                               7.375% 12/31/13          B1       102,500
-----------------------------------------------------------------------------------------------------------------------
         210 Total Electric Utilities                                                                        227,350
-----------------------------------------------------------------------------------------------------------------------
             Electronic Equipment & Instruments - 0.9%

          85 Solectron Corporation, 144A                                   8.000%  3/15/16          B-        85,638
-----------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 2.6%

          90 Targa Resources Inc., Series 144A                             8.500% 11/01/13          B2        94,050

         150 Williams Companies Inc.                                       7.500%  1/15/31          B+       156,375
-----------------------------------------------------------------------------------------------------------------------
         240 Total Energy Equipment & Services                                                               250,425
-----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 1.0%

         100 Delhaize America Inc.                                         7.375%  4/15/06         BB+       100,170
-----------------------------------------------------------------------------------------------------------------------
             Food Products - 2.6%

         100 American Seafoods Group LLC                                  10.125%  4/15/10          B-       105,063

         100 Pinnacle Foods Holding Corporation                            8.250% 12/01/13          B-        99,500

          50 Swift & Company                                              12.500%  1/01/10           B        50,625
-----------------------------------------------------------------------------------------------------------------------
         250 Total Food Products                                                                             255,188
-----------------------------------------------------------------------------------------------------------------------
             Health Care Providers & Services - 1.0%

         100 HCA, Inc.                                                     7.500% 11/06/33         BB+        98,417
-----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 3.6%

          85 Boyd Gaming Corporation                                       7.125%  2/01/16          B+        86,594

          40 Chukchansi Economic Development Authority, 144A               8.000% 11/15/13         BB-        41,200

         125 MGM Grand Inc.                                                6.000% 10/01/09          BB       123,750

         100 MGM Mirage Inc.                                               6.625%  7/15/15          BB        98,875
-----------------------------------------------------------------------------------------------------------------------
         350 Total Hotels, Restaurants & Leisure                                                             350,419
-----------------------------------------------------------------------------------------------------------------------
             Household Durables - 4.9%

          50 Beazer Homes USA, Inc.                                        8.625%  5/15/11         Ba1        52,500

          50 K. Hovnanian Enterprises Inc.                                 7.500%  5/15/16         Ba1        49,543

          50 KB Home                                                       9.500%  2/15/11         Ba2        52,563

          50 KB Home                                                       6.375%  8/15/11         BB+        49,312

         100 Standard Pacific Corporation                                  6.250%  4/01/14          BB        89,250

         100 Technical Olympic USA Inc.                                    7.500%  1/15/15          B2        86,750

          90 Toll Corporation                                              8.250%  2/01/11         BB+        93,713
-----------------------------------------------------------------------------------------------------------------------
         490 Total Household Durables                                                                        473,631
-----------------------------------------------------------------------------------------------------------------------
             Independent Power Producers & Energy Traders - 0.9%

          85 NRG Energy Inc.                                               7.375%  2/01/16          B1        87,019
-----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 0.6%

          50 Covalence Specialty Materials Corporation, 144A              10.250%  3/01/16          B3        52,750
-----------------------------------------------------------------------------------------------------------------------

----
27

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND (continued)
March 31, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)         Value
--------------------------------------------------------------------------------------------------------------------
             Machinery - 6.7%

   $     150 Case New Holland Inc., Series WI                              9.250%  8/01/11         BB- $     160,875

         100 Columbus McKinnon Corporation                                 8.875% 11/01/13          B-       105,500

         100 Dresser, Inc.                                                 9.375%  4/15/11          B2       105,000

         100 FastenTech Inc.                                              11.500%  5/01/11          B-       100,500

          65 JLG Industries Inc.                                           8.375%  6/15/12          B+        68,575

         100 Terex Corporation, Senior Subordinated Notes                 10.375%  4/01/11           B       106,000
--------------------------------------------------------------------------------------------------------------------
         615 Total Machinery                                                                                 646,450
--------------------------------------------------------------------------------------------------------------------
             Media - 2.4%

         100 Block Communications Inc.                                     8.250% 12/15/15          B1        98,500

          75 Dex Media Inc.                                                9.000% 11/15/13           B        63,750

          50 Paxson Communications Corporation, 144A                      11.210%  1/15/13          B3        49,750

          25 Young Broadcasting Inc., Senior Subordinated Note            10.000%  3/01/11        Caa2        23,188
--------------------------------------------------------------------------------------------------------------------
         250 Total Media                                                                                     235,188
--------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 5.8%

          85 Chaparral Steel Company                                      10.000%  7/15/13          B1        95,200

         100 Freeport - McMoran Copper & Gold, Inc.                        7.500% 11/15/06          B+       100,625

         100 Nalco Finance Holdings Inc.                                   9.000%  2/01/14          B-        76,000

         100 Russel Metals Inc.                                            6.375%  3/01/14          BB        99,250

         100 Steel Dynamics, Inc.                                          9.500%  3/15/09          BB       104,875

         100 Wise Metals Group                                            10.250%  5/15/12        CCC+        87,500
--------------------------------------------------------------------------------------------------------------------
         585 Total Metals & Mining                                                                           563,450
--------------------------------------------------------------------------------------------------------------------
             Multi-Utilities - 2.5%

          85 Dynegy Holdings Inc., 144A (WI/DD, Settling 4/12/06)          8.375%  5/01/16          B2        85,000

         150 Utilicorp Canada Finance Corporation                          7.750%  6/15/11          B2       155,625
--------------------------------------------------------------------------------------------------------------------
         235 Total Multi-Utilities                                                                           240,625
--------------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 4.1%

         100 Chesapeake Energy Corporation                                 6.250%  1/15/18          BB        98,250

         100 El Paso Corporation, Series WI                                7.750%  6/15/10          B-       103,625

         170 El Paso Natural Gas Company                                   8.375%  6/15/32          B1       193,071
--------------------------------------------------------------------------------------------------------------------
         370 Total Oil, Gas & Consumable Fuels                                                               394,946
--------------------------------------------------------------------------------------------------------------------
             Personal Products - 1.1%

         100 Playtex Products Inc., Series 144A                            9.375%  6/01/11        CCC+       105,000
--------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals - 0.9%

          90 Angiotech Pharmaceuticals Inc., 144A                          7.750%  4/01/14           B        91,350
--------------------------------------------------------------------------------------------------------------------
             Specialty Retail - 3.1%

         100 General Nutrition Centers Inc.                                8.500% 12/01/10        CCC+        95,250

         100 General Nutrition Centers Inc.                                8.625%  1/15/11          B-       101,750

         100 Leslie's Poolmart Inc.                                        7.750%  2/01/13          B2       101,000
--------------------------------------------------------------------------------------------------------------------
         300 Total Specialty Retail                                                                          298,000
--------------------------------------------------------------------------------------------------------------------
             Textiles Apparel & Luxury Goods - 3.3%

          50 Levi Strauss & Company                                       12.250% 12/15/12          B-        57,063

         100 Levi Strauss & Company                                        9.280%  4/01/12          B-       104,000

----
28

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------------
             Textiles Apparel & Luxury Goods (continued)

   $     150 Samsonite Corporation                                          8.875%      6/01/11          B- $     159,371
-------------------------------------------------------------------------------------------------------------------------
         300 Total Textiles Apparel & Luxury Goods                                                                320,434
-------------------------------------------------------------------------------------------------------------------------
             Trading Companies & Distributors - 2.1%

         200 United Rentals North America Inc.                              7.750%     11/15/13           B       201,000
-------------------------------------------------------------------------------------------------------------------------
   $   8,130 Total Corporate Bonds (cost $8,328,223)                                                            8,244,650
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%

             U.S. Treasury Note - 3.0%

   $     300 United States of America Treasury Note                         0.000%     11/15/06         AAA       291,177
-------------------------------------------------------------------------------------------------------------------------
             Total U.S. Government and Agency Obligations (cost $292,066)                                         291,177
             ------------------------------------------------------------------------------------------------------------

                                                                          Weighted
   Principal                                                               Average
Amount (000) Description                                                    Coupon Maturity (2) Ratings (1)         Value
-------------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE SENIOR LOAN INTERESTS - 5.2% (3)

             Health Care Providers & Services - 5.2%

   $     500 HealthSouth Corporation Term Loan                              8.150%      3/10/13          B2       504,375
-------------------------------------------------------------------------------------------------------------------------
             Total Variable Rate Senior Loan Interests (cost $500,000)                                            504,375
             ------------------------------------------------------------------------------------------------------------
             Total Investments (cost $9,120,289) - 93.3%                                                        9,040,202
             ------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 6.7%                                                                 647,305
             ------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                              $   9,687,507
             ------------------------------------------------------------------------------------------------------------


----
29

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND (continued)
March 31, 2006


           Total Return Swap outstanding at March 31, 2006:

                                                                                                                    Unrealized
                                                                                          Expiration   Notional   Appreciation
Counterparty                          Receive Total Return                            Pay       Date     Amount (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns         Lehman Brothers U.S. High Yield Index         1-month USD-LIBOR-BBA    11/01/06 $3,000,000         $8,998
International, Ltd.                                        (British Bankers' Association)
                                                                    less 50 basis points
------------------------------------------------------------------------------------------------------------------------------

           Futures Contracts Outstanding at March 31, 2006:

                                                                                               Unrealized
                                                                 Original        Value at    Appreciation
                            Contract Number of    Contract          Value  March 31, 2006  (Depreciation)
Type                        Position Contracts  Expiration (U.S. Dollars)  (U.S. Dollars)  (U.S. Dollars)
---------------------------------------------------------------------------------------------------------
U.S. 5-Year Treasury Notes     Short        (3)       6/06      $(315,343)      $(313,313)         $2,030
U.S. 2-Year Treasury Notes     Short        (3)       6/06       (612,741)       (611,578)          1,163
U.S. 10-Year Treasury Notes    Short        (1)       6/06       (112,169)       (109,156)          3,013
---------------------------------------------------------------------------------------------------------
                                                                                                   $6,206
---------------------------------------------------------------------------------------------------------

            (1) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (2) Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.
            (3) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or
                (ii) the prime rate offered by one or more major United States banks.
         Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
          WI/DD Investment purchased on a when-issued or delayed delivery basis.
           144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.



                                See accompanying notes to financial statements.

----
30

Statement of Assets and Liabilities (Unaudited)
March 31, 2006

                                                                                        Short Duration          Core   High Yield
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $9,593,439, $10,693,005 and $9,120,289, respectively)          $ 9,537,121  $10,483,500  $ 9,040,202
Cash denominated in foreign currencies (cost $124, $122 and $0, respectively)                      124          123           --
Cash                                                                                             4,237      322,495      580,322
Deposits with brokers for open futures contracts                                                47,053       51,045       21,905
Unrealized appreciation on forward foreign currency exchange contracts                           7,433        7,433           --
Unrealized appreciation on foreign currency interest rate swaps                                  9,212        9,212           --
Unrealized appreciation on total return swap                                                        --           --        8,998
Receivables:
 Reimbursement from Adviser                                                                      8,583        9,776           --
 Interest                                                                                      114,348      102,032      211,502
 Investments sold                                                                              321,710      640,281      152,640
Other assets                                                                                        61           67           61
---------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                             10,049,882   11,625,964   10,015,630
---------------------------------------------------------------------------------------------------------------------------------
Liabilities
Securities sold short, at value (proceeds $480,195)                                                 --      480,492           --
Payables:
 Investments purchased                                                                         353,004    1,483,392      244,405
 Unrealized depreciation on forward foreign currency exchange contracts                          7,902        7,902           --
 Unrealized depreciation on foreign currency interest rate swaps                                 4,240        4,240           --
 Variation margin on futures contracts                                                             965        1,090          297
Accrued expenses:
 Management fees                                                                                    --           --        1,336
 12b-1 distribution and service fees                                                                 3            5            5
 Other                                                                                          19,420       21,500       18,084
Dividends payable                                                                               37,497       39,995       63,996
---------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                           423,031    2,038,616      328,123
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $ 9,626,851  $ 9,587,348  $ 9,687,507
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                 $     2,410  $     2,400  $     2,422
Shares outstanding                                                                                 125          125          125
Net asset value per share                                                                  $     19.28  $     19.20  $     19.38
Offering price per share (net asset value per share plus maximum sales charge of
 2.00%, 3.75% and 4.75%, respectively, of offering price)                                  $     19.67  $     19.95  $     20.35
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                         N/A  $     2,401  $     2,423
Shares outstanding                                                                                 N/A          125          125
Net asset value and offering price per share                                                       N/A  $     19.21  $     19.38
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                 $     2,411  $     2,401  $     2,423
Shares outstanding                                                                                 125          125          125
Net asset value and offering price per share                                               $     19.29  $     19.21  $     19.38
---------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                 $ 9,622,030  $ 9,580,146  $ 9,680,239
Shares outstanding                                                                             499,750      499,625      499,625
Net asset value and offering price per share                                               $     19.25  $     19.17  $     19.38
---------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                            $ 9,999,496  $ 9,999,660  $ 9,999,673
Undistributed (Over-distribution of) net investment income                                     (60,324)     (18,991)     (77,341)
Accumulated net realized gain (loss) from investments and derivative transactions             (264,721)    (192,874)    (169,942)
Net unrealized appreciation (depreciation) of investments and derivative transactions          (47,600)    (200,447)     (64,883)
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                 $ 9,626,851  $ 9,587,348  $ 9,687,507
---------------------------------------------------------------------------------------------------------------------------------

N/A - ShortDuration is not authorized to issue Class B shares.

                                See accompanying notes to financial statements.

----
31

Statement of Operations (Unaudited)
Six Months Ended March 31, 2006

                                                                     Short Duration        Core High Yield
-----------------------------------------------------------------------------------------------------------
Investment Income                                                          $219,542  $ 255,523   $ 365,361
-----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                              26,195     31,063      35,418
12b-1 service fees - Class A                                                      4          4           4
12b-1 distribution and service fees - Class B                                   N/A         13          13
12b-1 distribution and service fees - Class C                                    13         13          13
Shareholders' servicing agent fees and expenses                                  35         59          72
Custodian's fees and expenses                                                20,225     31,391      14,539
Trustees' fees and expenses                                                     146         91         166
Professional fees                                                            10,093     10,031       9,978
Shareholders' reports - printing and mailing expenses                         4,878      4,878       4,878
Federal and state registration fees                                           1,064      1,064       1,064
Other expenses                                                                  424        434         422
-----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement         63,077     79,041      66,567
  Custodian fee credit                                                       (1,199)    (1,328)     (1,735)
  Expense reimbursement                                                     (32,124)   (42,862)    (23,528)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                 29,754     34,851      41,304
-----------------------------------------------------------------------------------------------------------
Net investment income                                                       189,788    220,672     324,057
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
  Investments                                                               (83,791)   (86,356)   (160,209)
  Futures                                                                     4,318      6,983     (22,846)
  Forwards                                                                     (785)    (2,194)         --
  Swaps                                                                      (2,582)    (2,582)     49,287
  Foreign currencies                                                         (3,066)    (1,667)         --
Change in net unrealized appreciation (depreciation) of:
  Investments                                                                 4,230   (150,152)    155,046
  Futures                                                                    10,661     10,124      16,089
  Forwards                                                                   (1,481)    (1,481)         --
  Swaps                                                                       8,593      8,593      31,504
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                     (63,903)  (218,732)     68,871
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                      $125,885  $   1,940   $ 392,928
-----------------------------------------------------------------------------------------------------------

N/A - Short Duration is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
32

Statement of Changes in Net Assets (Unaudited)

                                                     Short Duration                              Core
                                         -------------------------------------  -------------------------------------
                                                                For the Period                         For the Period
                                                             December 20, 2004                      December 20, 2004
                                                              (commencement of                       (commencement of
                                         Six Months Ended  operations) through  Six Months Ended  operations) through
                                                  3/31/06              9/30/05           3/31/06              9/30/05
-----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                          $  189,788          $   233,689        $  220,672          $   288,191
Net realized gain (loss) from:
  Investments                                     (83,791)             (86,810)          (86,356)             (74,191)
  Futures                                           4,318              (17,415)            6,983              (14,299)
  Forwards                                           (785)              19,542            (2,194)              19,629
  Swaps                                            (2,582)              (1,284)           (2,582)              (1,099)
  Foreign currencies                               (3,066)                 507            (1,667)                 584
Change in net unrealized appreciation
 (depreciation) of:
  Investments                                       4,230              (60,548)         (150,152)             (59,649)
  Futures                                          10,661               (6,446)           10,124               (5,273)
  Forwards                                         (1,481)               1,012            (1,481)               1,012
  Swaps                                             8,593               (3,621)            8,593               (3,621)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  125,885               78,626             1,940              151,284
-----------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment
 income:
  Class A                                             (80)                 (55)              (66)                 (68)
  Class B                                             N/A                  N/A               (56)                 (54)
  Class C                                             (71)                 (41)              (56)                 (54)
  Class R                                        (339,032)            (238,381)         (275,739)            (289,783)
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                   (339,183)            (238,477)         (275,917)            (289,959)
-----------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                           --           10,000,000                --           10,000,000
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                          --           10,000,000                --           10,000,000
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets            (213,298)           9,840,149          (273,977)           9,861,325
Net assets at the beginning of period           9,840,149                   --         9,861,325                   --
-----------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                $9,626,851          $ 9,840,149        $9,587,348          $ 9,861,325
-----------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of
 period                                        $  (60,324)         $    89,071        $  (18,991)         $    36,254
-----------------------------------------------------------------------------------------------------------------------

                                                       High Yield
                                         -------------------------------------
                                                                For the Period
                                                             December 20, 2004
                                                              (commencement of
                                         Six Months Ended  operations) through
                                                  3/31/06              9/30/05
-------------------------------------------------------------------------------
Operations
Net investment income                          $  324,057          $   451,401
Net realized gain (loss) from:
  Investments                                    (160,209)             (36,891)
  Futures                                         (22,846)              27,267
  Forwards                                             --                   --
  Swaps                                            49,287                   --
  Foreign currencies                                   --                   --
Change in net unrealized appreciation
 (depreciation) of:
  Investments                                     155,046             (235,134)
  Futures                                          16,089               (9,883)
  Forwards                                             --                   --
  Swaps                                            31,504              (22,506)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  392,928              174,254
-------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment
 income:
  Class A                                             (96)                (114)
  Class B                                             (86)                (100)
  Class C                                             (86)                (100)
  Class R                                        (404,699)            (474,394)
-------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                   (404,967)            (474,708)
-------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                           --           10,000,000
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                          --           10,000,000
-------------------------------------------------------------------------------
Net increase (decrease) in net assets             (12,039)           9,699,546
Net assets at the beginning of period           9,699,546                   --
-------------------------------------------------------------------------------
Net assets at the end of period                $9,687,507          $ 9,699,546
-------------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of
 period                                        $  (77,341)         $     3,569
-------------------------------------------------------------------------------

N/A - Short Duration is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
33

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust III (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Short Duration Bond Fund ("Short Duration"), Nuveen Core Bond Fund ("Core") and Nuveen High Yield Bond Fund ("High Yield") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust in 1998.

Short Duration ordinarily invests at least 80% of its assets in income producing short-term securities with the objective of providing high current income consistent with minimal fluctuations of principal.

Core ordinarily invests at least 80% of its assets in fixed income securities with the objective of providing total return.

High Yield ordinarily invests at least 80% of its assets in domestic and foreign corporate high yield debt securities, including zero coupon, payment in-kind and convertible bonds with the objective of maximizing total return.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of fixed income securities and senior loans in each Fund's investment portfolio are generally provided by an independent pricing service approved by the Fund's Board of Trustees and based on the mean between the bid and asked prices. Exchange-listed securities and derivative instruments, other than futures, are generally valued at the last sales price on the exchange on which such securities or instruments are primarily traded. Securities or instruments traded on an exchange for which there are no transactions on a given day or securities or instruments not listed on an exchange are valued at the mean of the closing bid and asked prices. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Credit default swaps are valued using a market quote provided by a major broker/dealer in such investments. Total return swaps are valued by comparing the return of the underlying index at the valuation date with the value at the original effective date of the contract. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular security or instrument, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustee's designee. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2006, Core and High Yield had outstanding when-issued/delayed delivery purchase commitments of $1,403,896 ($1,292,424 was comprised of dollar rolls) and $85,000, respectively. There were no such outstanding purchase commitments in Short Duration.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. Core and High Yield also offer Class B Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length


----
34
of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a ..75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Futures Contracts
The Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates, as a substitute for a position in the underlying asset, or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities.

Swaps Transactions
The Funds are authorized to enter into swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swap transactions involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The payment obligation is based on the notional amount of the swap contract. Swap agreements are valued daily. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Income received or paid by the Fund on a swap agreement is reported as a realized gain or loss on the Statement of Operations. Additionally, realized gains or losses are recorded upon the termination of a swap agreement and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Dollar Rolls
The Funds are authorized to enter into "dollar rolls" in which a Fund purchases or sells mortgage-backed securities for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) securities on a different specified future date. Dollar rolls are identified as TBAs in the Portfolio of Investments for each of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and included in Investment Income on the Statement of Operations. Dollar rolls are valued daily.


----
35

Short Sales
The Funds are authorized to make short sales of debt securities. To secure its obligation to deliver securities sold short, the Funds have instructed the custodian to segregate assets in an equivalent amount of the securities sold short. The Funds are obligated to pay to the parties to which the securities were sold short, interest earned on the debt securities and records such amounts as an expense in the Statement of Operations. Short sales are valued daily and the corresponding unrealized gains or losses are included in "Change in net unrealized appreciation (depreciation) of investments." Short Duration and High Yield did not engage in selling securities short during the six months ended March 31, 2006.

Foreign Currency Transactions
The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments and assets and liabilities denominated in foreign currencies. Each Fund may engage in foreign currency forward, options and futures contracts. To the extent that a Fund invests in such contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Forward Foreign Currency Exchange Transactions
Generally, each Fund may enter into forward foreign currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or
(ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency contracts are valued at the forward rate and are valued daily. The change in market value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
36

2. Fund Shares

Transactions in Fund shares were as follows:

                                       Short Duration
                              ------------------------------------
                                                    For the Period
                                                 December 20, 2004
                                                  (commencement of
                              Six Months Ended operations) through
                                    3/31/06                9/30/05
                 -------------------------------------------------
                              Shares   Amount   Shares      Amount
                 -------------------------------------------------
                 Shares sold:
                   Class A        --      $--      125 $     2,500
                   Class C        --       --      125       2,500
                   Class R        --       --  499,750   9,995,000
                 -------------------------------------------------
                 Net increase     --       --  500,000 $10,000,000
                 -------------------------------------------------

                                            Core
                              ------------------------------------
                                                    For the Period
                                                 December 20, 2004
                                                  (commencement of
                              Six Months Ended operations) through
                                    3/31/06                9/30/05
                 -------------------------------------------------
                              Shares   Amount   Shares      Amount
                 -------------------------------------------------
                 Shares sold:
                   Class A        --      $--      125 $     2,500
                   Class B        --       --      125       2,500
                   Class C        --       --      125       2,500
                   Class R        --       --  499,625   9,992,500
                 -------------------------------------------------
                 Net increase     --       --  500,000 $10,000,000
                 -------------------------------------------------

                                         High Yield
                              ------------------------------------
                                                    For the Period
                                                 December 20, 2004
                                                  (commencement of
                              Six Months Ended operations) through
                                    3/31/06                9/30/05
                 -------------------------------------------------
                              Shares   Amount   Shares      Amount
                 -------------------------------------------------
                 Shares sold:
                   Class A        --      $--      125 $     2,500
                   Class B        --       --      125       2,500
                   Class C        --       --      125       2,500
                   Class R        --       --  499,625   9,992,500
                 -------------------------------------------------
                 Net increase     --       --  500,000 $10,000,000
                 -------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities and transactions in securities sold short but excluding dollar roll transactions and short-term investments) for the six months ended March 31, 2006, were as follows:

                                       Short
                                    Duration        Core High Yield
            -------------------------------------------------------
            Purchases            $12,893,677 $13,151,267 $7,412,067
            Sales and maturities  13,004,541  13,069,166  6,942,304
            -------------------------------------------------------


----
37

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was as follows:

                                                                                Short                   High
                                                                             Duration        Core      Yield
------------------------------------------------------------------------------------------------------------
Cost of investments (excluding proceeds received on securities sold short) $9,644,588 $10,727,388 $9,175,518
------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

                                                                                                          Short
                                                                                                       Duration       Core
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                                                       $   3,291  $   3,649
  Depreciation                                                                                        (110,758)  (247,537)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments (excluding proceeds received on securities
 sold short)                                                                                         $(107,467) $(243,888)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                           High
                                                                                                          Yield
---------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                                                       $  82,692
  Depreciation                                                                                        (218,008)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments (excluding proceeds received on securities
 sold short)                                                                                         $(135,316)
---------------------------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net realized gains at September 30, 2005, the Funds' last tax year end, were as follows:

                                                    Short            High
                                                 Duration    Core   Yield
       ------------------------------------------------------------------
       Undistributed net ordinary income*        $165,526 $97,119 $99,386
       Undistributed net long-term capital gains       --      --      --
       ------------------------------------------------------------------

The tax character of distributions paid during the period December 20, 2004 (commencement of operations) through September 30, 2005, the Funds' last tax year end, was designated for purposes of the dividends paid deduction as follows:

                                                     Short              High
                                                  Duration     Core    Yield
   -------------------------------------------------------------------------
   Distributions from net ordinary income*        $203,480 $249,963 $410,713
   Distributions from net long-term capital gains       --       --       --
   -------------------------------------------------------------------------

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The following funds elected to defer net realized losses from investments incurred from December 20, 2004 (commencement of operations) through September 30, 2005 ("post-October losses") in accordance with federal income tax regulations. The following Post-October losses were treated as having arisen on the first day of the current fiscal year:

                               Short             High
                            Duration     Core   Yield
                          ---------------------------
                            $172,375 $104,769 $46,055
                          ---------------------------

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.


----
38

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                    Short Duration                 Core           High Yield
Average Daily Net Assets       Fund-Level Fee Rate  Fund-Level Fee Rate  Fund-Level Fee Rate
---------------------------------------------------------------------------------------------
For the first $125 million                   .3500%               .4500%               .5500%
For the next $125 million                    .3375                .4375                .5375
For the next $250 million                    .3250                .4250                .5250
For the next $500 million                    .3125                .4125                .5125
For the next $1 billion                      .3000                .4000                .5000
For net assets over $2 billion               .2750                .3750                .4750
---------------------------------------------------------------------------------------------

(Effective May 1, 2006, the Adviser has agreed to lower the fund-level fee rates for the Funds for each respective break-point by .1500%).

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2006, the complex-level fee rate was .1887%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of each Fund through July 31,2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .65%, .75% and .90% of the average daily net assets of Short Duration, Core and High Yield, respectively. (Effective May 1, 2006, the Adviser has agreed to reimburse all expenses other than management fees, 12b-1 distribution and service fees and extraordinary expenses for the Funds through January 31, 2008). The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended March 31, 2006, all 12b-1 fees charged to the Funds were retained by Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen.

At March 31, 2006, Nuveen owned 499,500 shares of Class R of Short Duration, Core and High Yield. At March 31, 2006, the Adviser owned 125, 125 and 250 shares of Short Duration Class A, C and R, respectively, and 125 shares of each of Core's and High Yield's Class A, B, C and R.

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their net investment income which were paid on May 1, 2006, to shareholders of record on April 7, 2006, as follows:

                                  Short Duration   Core High Yield
              ----------------------------------------------------
              Dividend per share:
                Class A                   $.0710 $.0760     $.1240
                Class B                      N/A  .0635      .1115
                Class C                    .0585  .0635      .1115
                Class R                    .0750  .0800      .1280
              ----------------------------------------------------

N/A - ShortDuration is not authorized to issue Class B shares.


----
39

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations       Less Distributions
                         ---------------------------  ----------------------                    ---------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
SHORT DURATION                                                                                         ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                                                                                                  Invest-
                                                                                                       Ratio of      ment
                                          Net                                                          Expenses    Income
               Beginning       Net  Realized/             Net                 Ending            Ending       to        to
                     Net   Invest- Unrealized         Invest-                    Net               Net  Average   Average
                   Asset      ment       Gain            ment  Capital         Asset     Total  Assets      Net       Net
                   Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)   (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (12/04)
  2006(e)         $19.69      $.36      $(.12) $ .24    $(.65)     $-- $(.65) $19.28      1.23% $    2     1.55%*    2.97%*
  12/20/04 -
   9/30/05         20.00       .43       (.53)  (.10)    (.21)      --  (.21)  19.69       .66       2     1.52*     2.15*
Class C (12/04)
  2006(e)          19.69       .30       (.14)   .16     (.56)      --  (.56)  19.29       .83       2     2.30*     2.22*
  12/20/04 -
   9/30/05         20.00       .31       (.48)  (.17)    (.14)      --  (.14)  19.69       .09       2     2.27*     1.40*
Class R (12/04)
  2006(e)          19.68       .38       (.13)   .25     (.68)      --  (.68)  19.25      1.28   9,622     1.30*     3.22*
  12/20/04 -
   9/30/05         20.00       .47       (.56)  (.09)    (.23)      --  (.23)  19.68       .79   9,835     1.27*     2.40*
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                Ratios/Supplemental Data
               ----------------------------------------------------
                      After            After Credit/
                 Reimbursement(c)     Reimbursement(d)
SHORT DURATION ------------------   ------------------
                            Ratio                Ratio
                           of Net               of Net
                          Invest-              Invest-
               Ratio of      ment   Ratio of      ment
               Expenses    Income   Expenses    Income
                     to        to         to        to
                Average   Average    Average   Average   Portfolio
                    Net       Net        Net       Net    Turnover
                 Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------
Class A (12/04)
  2006(e)           .89%*    3.63%*      .86%*    3.66%*       134%
  12/20/04 -
   9/30/05          .91*     2.75*       .89*     2.77*        140
Class C (12/04)
  2006(e)          1.64*     2.88*      1.61*     2.91*        134
  12/20/04 -
   9/30/05         1.66*     2.00*      1.64*     2.02*        140
Class R (12/04)
  2006(e)           .64*     3.88*       .61*     3.91*        134
  12/20/04 -
   9/30/05          .66*     3.00*       .64*     3.02*        140
-------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.
(e)For the six months ended March 31, 2006.

                                See accompanying notes to financial statements.

----
40

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                 Investment Operations       Less Distributions
                                              ---------------------------  ----------------------


CORE




                                                               Net
                                    Beginning       Net  Realized/             Net                 Ending
                                          Net   Invest- Unrealized         Invest-                    Net
                                        Asset      ment       Gain            ment  Capital         Asset     Total
                                        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 2006(f)                               $19.73      $.42      $(.43) $(.01)   $(.52)     $-- $(.52) $19.20      (.04)%
 12/20/04 - 9/30/05                     20.00       .54       (.55)  (.01)    (.26)      --  (.26)  19.73      1.37
Class B (12/04)
 2006(f)                                19.73       .35       (.43)  (.08)    (.44)      --  (.44)  19.21      (.43)
 12/20/04 - 9/30/05                     20.00       .42       (.49)  (.07)    (.20)      --  (.20)  19.73       .81
Class C (12/04)
 2006(f)                                19.73       .35       (.43)  (.08)    (.44)      --  (.44)  19.21      (.43)
 12/20/04 - 9/30/05                     20.00       .42       (.49)  (.07)    (.20)      --  (.20)  19.73       .81
Class R (12/04)
 2006(f)                                19.72       .44       (.44)  (.00)    (.55)      --  (.55)  19.17       .00
 12/20/04 - 9/30/05                     20.00       .58       (.58)  (.00)    (.28)      --  (.28)  19.72      1.51
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                    -------------------------------------------------------------------------------
                                             Before Credits/           After            After Credits/
                                              Reimbursement       Reimbursement(c)     Reimbursement(d)
CORE                                       ------------------   ------------------   ------------------
                                                        Ratio                Ratio                Ratio
                                                       of Net               of Net               of Net
                                                      Invest-              Invest-              Invest-
                                           Ratio of      ment   Ratio of      ment   Ratio of      ment
                                           Expenses    Income   Expenses    Income   Expenses    Income
                                    Ending       to        to         to        to         to        to
                                       Net  Average   Average    Average   Average    Average   Average   Portfolio
                                    Assets      Net       Net        Net       Net        Net       Net    Turnover
                                     (000)   Assets    Assets     Assets    Assets     Assets    Assets     Rate(e)
--------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 2006(f)                            $    2     1.88%*    3.38%*      .99%*    4.27%*      .97%*    4.29%*       125%
 12/20/04 - 9/30/05                      2     1.76*     2.69*      1.02*     3.43*      1.00*     3.46*        155
Class B (12/04)
 2006(f)                                 2     2.63*     2.63*      1.74*     3.52*      1.72*     3.54*        125
 12/20/04 - 9/30/05                      2     2.51*     1.94*      1.77*     2.69*      1.75*     2.71*        155
Class C (12/04)
 2006(f)                                 2     2.63*     2.63*      1.74*     3.52*      1.72*     3.54*        125
 12/20/04 - 9/30/05                      2     2.51*     1.94*      1.77*     2.69*      1.75*     2.71*        155
Class R (12/04)
 2006(f)                             9,580     1.63*     3.63*       .74*     4.52*       .72*     4.54*        125
 12/20/04 - 9/30/05                  9,854     1.51*     2.94*       .77*     3.68*       .75*     3.71*        155
--------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.
(e)Excluding Dollar Roll transactions.
(f)For the six months ended March 31, 2006.

                                See accompanying notes to financial statements.

----
41

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                 Investment Operations       Less Distributions
                                              ---------------------------  ----------------------


HIGH YIELD




                                                               Net
                                    Beginning       Net  Realized/             Net                 Ending
                                          Net   Invest- Unrealized         Invest-                    Net
                                        Asset      ment       Gain            ment  Capital         Asset     Total
                                        Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 2006(e)                               $19.39      $.62     $  .15  $ .77    $(.78)     $-- $(.78) $19.38      4.03%
 12/20/04 - 9/30/05                     20.00       .86      (1.04)  (.18)    (.43)      --  (.43)  19.39      1.56
Class B (12/04)
 2006(e)                                19.39       .54        .15    .69     (.70)      --  (.70)  19.38      3.61
 12/20/04 - 9/30/05                     20.00       .75       (.99)  (.24)    (.37)      --  (.37)  19.39       .99
Class C (12/04)
 2006(e)                                19.39       .54        .15    .69     (.70)      --  (.70)  19.38      3.61
 12/20/04 - 9/30/05                     20.00       .75       (.99)  (.24)    (.37)      --  (.37)  19.39       .99
Class R (12/04)
 2006(e)                                19.40       .65        .14    .79     (.81)      --  (.81)  19.38      4.18
 12/20/04 - 9/30/05                     20.00       .90      (1.05)  (.15)    (.45)      --  (.45)  19.40      1.79
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                    -------------------------------------------------------------------------------
                                              Before Credit/           After            After Credit/
                                              Reimbursement       Reimbursement(c)     Reimbursement(d)
HIGH YIELD                                 ------------------   ------------------   ------------------
                                                        Ratio                Ratio                Ratio
                                                       of Net               of Net               of Net
                                                      Invest-              Invest-              Invest-
                                           Ratio of      ment   Ratio of      ment   Ratio of      ment
                                           Expenses    Income   Expenses    Income   Expenses    Income
                                    Ending       to        to         to        to         to        to
                                       Net  Average   Average    Average   Average    Average   Average   Portfolio
                                    Assets      Net       Net        Net       Net        Net       Net    Turnover
                                     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------
Class A (12/04)
 2006(e)                            $    2     1.64%*    5.99%*     1.15%*    6.48%*     1.11%*    6.52%*        76%
 12/20/04 - 9/30/05                      2     1.68*     5.10*      1.17*     5.61*      1.14*     5.63*         69
Class B (12/04)
 2006(e)                                 2     2.39*     5.24*      1.90*     5.73*      1.86*     5.77*         76
 12/20/04 - 9/30/05                      2     2.43*     4.35*      1.92*     4.86*      1.89*     4.88*         69
Class C (12/04)
 2006(e)                                 2     2.39*     5.24*      1.90*     5.73*      1.86*     5.77*         76
 12/20/04 - 9/30/05                      2     2.43*     4.35*      1.92*     4.86*      1.89*     4.88*         69
Class R (12/04)
 2006(e)                             9,680     1.39*     6.24*       .90*     6.73*       .86*     6.77*         76
 12/20/04 - 9/30/05                  9,692     1.43*     5.35*       .92*     5.85*       .89*     5.88*         69
--------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser.
(d)After custodian fee credit and expense reimbursement.
(e)For the six months ended March 31, 2006.

                                See accompanying notes to financial statements.

----
42

                                     Notes

--------------------------------------------------------------------------------
43

                                     Notes

--------------------------------------------------------------------------------
44

--------------------------------------------------------------------------------
  Fund Information
================================================================================


Fund Manager               Legal Counsel              Transfer Agent and
Nuveen Asset Management    Chapman and Cutler LLP     Shareholder Services
333 West Wacker Drive      Chicago, IL                Boston Financial
Chicago, IL 60606                                     Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Company
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
45

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $145 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-INV3-0306D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date June 8, 2006
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date June 8, 2006
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date June 8, 2006
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.